UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, Ohio	45247
(Address of principal executive offices)	(Zip code)

Jennifer Kelhoffer, Treasurer, 3777 West Fork Road, Cincinnati, Ohio 45247

(Name and address of agent for service)

Registrant’s telephone number, including area code	(513) 661-3100

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Johnson Equity Income Fund

Class I (JEQIX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

How did the Fund perform during the reporting period?

Despite strong first quarter relative performance, The Fund underperformed the S&P 500® Index in the first half of 2026 following a sharp reversal of the market in the second quarter. Specifically, the S&P 500® Index increased +15.2% in the second quarter, more than offsetting first quarter losses. This was driven by a retreat in energy prices and continued enthusiasm surrounding artificial intelligence infrastructure investment and the emergence of new supply bottlenecks (i.e., memory).

Sector positioning was a headwind to relative performance during the first half of the year. The Fund was meaningfully underweight Technology, which outperformed the index year-to-date and was the only sector to outperform the S&P 500® Index during the second quarter. Overweights to Financials and Health Care were also detractors. As a partial offset, the Fund benefitted from overweight positions in Industrials and Energy, with both sectors meaningfully outperforming the S&P 500® Index year-to-date. The Fund's underweight to Communication Services was also additive, reflecting the highly concentrated nature of the sector and poor performance from some of its largest constituents.

Security selection was a larger headwind to relative performance, with the largest drags stemming from high beta companies across semiconductor, memory, and other related hardware industries. This included names like Micron Technology, Inc. and Advanced Micro Devices, Inc.. The portfolio's relative underweight to these names weighed heavily on relative performance during the first half of the year. Importantly, many of the Fund’s strongest contributors also stand to benefit from continued artificial intelligence infrastructure investment, albeit through business models with less historically commodity-like characteristics. This included names such as nVent Electric plc, ASML Holding N.V., and Taiwan Semiconductor Manufacturing Co. Ltd. - ADR.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Equity Income Fund - Class I - $3,191,196
S&P 500® Index - $4,227,117

Table Summary
	Johnson Equity Income Fund - Class I	S&P 500® Index
Jun-2016	$1,000,000	$1,000,000
Jun-2017	$1,180,866	$1,178,961
Jun-2018	$1,328,770	$1,348,426
Jun-2019	$1,561,936	$1,488,897
Jun-2020	$1,597,211	$1,600,640
Jun-2021	$2,221,951	$2,253,607
Jun-2022	$2,099,450	$2,014,369
Jun-2023	$2,387,265	$2,409,065
Jun-2024	$2,655,003	$3,000,638
Jun-2025	$2,911,292	$3,455,645
Jun-2026	$3,191,196	$4,227,117

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	9.61%	7.51%	12.30%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$677,598,707
  Number of Portfolio Holdings53
  Advisory Fee $2,631,357
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.3%
Industrials 16.6%
Financials 12.7%
Consumer Discretionary 11.1%
Health Care 10.7%
Consumer Staples 6.9%
Energy 5.9%
Utilities 4.0%
Communications 2.7%
Materials 2.0%
Money Market Funds 0.1%

Table Summary
Value	Value
Money Market Funds	0.1%
Materials	2.0%
Communications	2.7%
Utilities	4.0%
Energy	5.9%
Consumer Staples	6.9%
Health Care	10.7%
Consumer Discretionary	11.1%
Financials	12.7%
Industrials	16.6%
Technology	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Microsoft Corp.	3.5%
Visa, Inc. - Class A	3.1%
Stryker Corp.	3.0%
American Electric Power Co., Inc.	3.0%
Williams Cos., Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
nVent Electric plc	2.8%
Analog Devices, Inc.	2.8%
UMB Financial Corp.	2.7%
Alphabet, Inc. - Class A	2.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Equity Income Fund - Class I (JEQIX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JEQIX

Johnson Equity Income Fund

Class S (JEQSX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	1.00%

How did the Fund perform during the reporting period?

Despite strong first quarter relative performance, The Fund underperformed the S&P 500® Index in the first half of 2026 following a sharp reversal of the market in the second quarter. Specifically, the S&P 500® Index increased +15.2% in the second quarter, more than offsetting first quarter losses. This was driven by a retreat in energy prices and continued enthusiasm surrounding artificial intelligence infrastructure investment and the emergence of new supply bottlenecks (i.e., memory).

Sector positioning was a headwind to relative performance during the first half of the year. The Fund was meaningfully underweight Technology, which outperformed the index year-to-date and was the only sector to outperform the S&P 500® Index during the second quarter. Overweights to Financials and Health Care were also detractors. As a partial offset, the Fund benefitted from overweight positions in Industrials and Energy, with both sectors meaningfully outperforming the S&P 500® Index year-to-date. The Fund's underweight to Communication Services was also additive, reflecting the highly concentrated nature of the sector and poor performance from some of its largest constituents.

Security selection was a larger headwind to relative performance, with the largest drags stemming from high beta companies across semiconductor, memory, and other related hardware industries. This included names like Micron Technology, Inc. and Advanced Micro Devices, Inc.. The portfolio's relative underweight to these names weighed heavily on relative performance during the first half of the year. Importantly, many of the Fund’s strongest contributors also stand to benefit from continued artificial intelligence infrastructure investment, albeit through business models with less historically commodity-like characteristics. This included names such as nVent Electric plc, ASML Holding N.V., and Taiwan Semiconductor Manufacturing Co. Ltd. - ADR.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
Sep-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Equity Income Fund - Class S - $13,376
S&P 500® Index - $17,486

Table Summary
	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,182	$12,413
Jun-2025	$12,231	$14,295
Jun-2026	$13,376	$17,486

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	9.36%	10.98%
S&P 500® Index	22.32%	22.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$677,598,707
  Number of Portfolio Holdings53
  Advisory Fee $2,631,357
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.1%
Materials	2.0%
Communications	2.7%
Utilities	4.0%
Energy	5.9%
Consumer Staples	6.9%
Health Care	10.7%
Consumer Discretionary	11.1%
Financials	12.7%
Industrials	16.6%
Technology	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Microsoft Corp.	3.5%
Visa, Inc. - Class A	3.1%
Stryker Corp.	3.0%
American Electric Power Co., Inc.	3.0%
Williams Cos., Inc. (The)	2.9%
Amazon.com, Inc.	2.8%
nVent Electric plc	2.8%
Analog Devices, Inc.	2.8%
UMB Financial Corp.	2.7%
Alphabet, Inc. - Class A	2.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Equity Income Fund - Class S (JEQSX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JEQSX

Johnson Opportunity Fund

Class I (JOPPX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmark, the Russell 2500® Index, in the first half of 2026. SMID-cap equities delivered strong absolute returns, driven by a powerful second-quarter rally that more than offset first-quarter weakness tied to the U.S.–Iran conflict and briefly elevated oil prices.

Market leadership was highly concentrated and skewed toward risk-taking, creating headwinds for the Fund's quality-oriented approach. Small-caps meaningfully outpaced mid-caps, and the Fund's structural overweight to higher-quality mid-cap companies detracted. Lower-quality and more cyclical stocks continued to lead the market's advance—a trend in place since the April 2025 rebound—weighing on the Fund's emphasis on companies with strong profitability, resilient balance sheets, and consistent earnings growth.

Sector positioning and security selection were additional headwinds. The Fund's underweight to Technology, particularly semiconductors, detracted as the sector produced outsized returns amid the Artificial Intelligence-driven rally. The absence of SanDisk Corp., the benchmark's top-performing stock in the first half, alone accounted for approximately 361 basis points of relative underperformance. Overweight’s in higher-quality software and services holdings including AppFolio, Inc. - Class A, CCC Intelligent Solutions Holdings, Inc., and SPS Commerce, Inc.—also weighed on results. Industrials and Health Care detracted as the Fund held a higher-quality mix than the benchmark.

Recent quality-factor underperformance is comparable to the late-1990s Dot-Com bubble and the 2020 post-COVID recovery, both of which were followed by broadening market participation supporting the Fund's disciplined quality approach going forward.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Opportunity Fund - Class I - $2,675,466
Russell 2500® Index - $3,175,502
Russell 3000® Index - $4,066,710

Table Summary
	Johnson Opportunity Fund - Class I	Russell 2500® Index	Russell 3000® Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,194,096	$1,198,411	$1,185,095
Jun-2018	$1,353,156	$1,393,068	$1,360,229
Jun-2019	$1,353,202	$1,417,692	$1,482,412
Jun-2020	$1,261,588	$1,351,089	$1,579,207
Jun-2021	$1,865,142	$2,131,899	$2,276,654
Jun-2022	$1,689,605	$1,684,258	$1,960,982
Jun-2023	$1,936,413	$1,912,986	$2,332,660
Jun-2024	$2,169,194	$2,113,251	$2,872,090
Jun-2025	$2,318,585	$2,322,596	$3,311,398
Jun-2026	$2,675,466	$3,175,502	$4,066,710

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	15.39%	7.48%	10.34%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell 3000® Index	22.81%	12.30%	15.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$163,280,103
  Number of Portfolio Holdings79
  Advisory Fee $759,241
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 25.3%
Health Care 17.5%
Technology 15.5%
Financials 12.4%
Materials 10.1%
Consumer Discretionary 7.0%
Real Estate 3.4%
Utilities 3.2%
Energy 3.0%
Consumer Staples 2.0%
Communications 0.5%
Money Market Funds 0.2%
Liabilities in Excess of Other Assets -0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Communications	0.5%
Consumer Staples	2.0%
Energy	3.0%
Utilities	3.2%
Real Estate	3.4%
Consumer Discretionary	7.0%
Materials	10.1%
Financials	12.4%
Technology	15.5%
Health Care	17.5%
Industrials	25.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Rush Enterprises, Inc. - Class A	2.0%
Nordson Corp.	1.9%
Reliance, Inc.	1.9%
TD SYNNEX Corp.	1.9%
Element Solutions, Inc.	1.8%
Littelfuse, Inc.	1.8%
UMB Financial Corp.	1.7%
Donaldson Co., Inc.	1.7%
Genuine Parts Co.	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Opportunity Fund - Class I (JOPPX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JOPPX

Johnson Opportunity Fund

Class S (JOSSX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$60	1.15%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmark, the Russell 2500® Index, in the first half of 2026. SMID-cap equities delivered strong absolute returns, driven by a powerful second-quarter rally that more than offset first-quarter weakness tied to the U.S.–Iran conflict and briefly elevated oil prices.

Market leadership was highly concentrated and skewed toward risk-taking, creating headwinds for the Fund's quality-oriented approach. Small-caps meaningfully outpaced mid-caps, and the Fund's structural overweight to higher-quality mid-cap companies detracted. Lower-quality and more cyclical stocks continued to lead the market's advance—a trend in place since the April 2025 rebound—weighing on the Fund's emphasis on companies with strong profitability, resilient balance sheets, and consistent earnings growth.

Sector positioning and security selection were additional headwinds. The Fund's underweight to Technology, particularly semiconductors, detracted as the sector produced outsized returns amid the Artificial Intelligence-driven rally. The absence of SanDisk Corp., the benchmark's top-performing stock in the first half, alone accounted for approximately 361 basis points of relative underperformance. Overweight’s in higher-quality software and services holdings including AppFolio, Inc. - Class A, CCC Intelligent Solutions Holdings, Inc., and SPS Commerce, Inc.—also weighed on results. Industrials and Health Care detracted as the Fund held a higher-quality mix than the benchmark.

Recent quality-factor underperformance is comparable to the late-1990s Dot-Com bubble and the 2020 post-COVID recovery, both of which were followed by broadening market participation supporting the Fund's disciplined quality approach going forward.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
Sep-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Opportunity Fund - Class S - $13,892
Russell 2500® Index - $16,910
Russell 3000® Index - $17,385

Table Summary
	Johnson Opportunity Fund - Class S	Russell 2500® Index	Russell 3000® Index
Sep-2023	$10,000	$10,000	$10,000
Jun-2024	$11,320	$11,253	$12,278
Jun-2025	$12,069	$12,368	$14,156
Jun-2026	$13,892	$16,910	$17,385

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	15.10%	12.49%
Russell 2500® Index	36.72%	20.70%
Russell 3000® Index	22.81%	21.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$163,280,103
  Number of Portfolio Holdings79
  Advisory Fee $759,241
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.2%
Communications	0.5%
Consumer Staples	2.0%
Energy	3.0%
Utilities	3.2%
Real Estate	3.4%
Consumer Discretionary	7.0%
Materials	10.1%
Financials	12.4%
Technology	15.5%
Health Care	17.5%
Industrials	25.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Rush Enterprises, Inc. - Class A	2.0%
Nordson Corp.	1.9%
Reliance, Inc.	1.9%
TD SYNNEX Corp.	1.9%
Element Solutions, Inc.	1.8%
Littelfuse, Inc.	1.8%
UMB Financial Corp.	1.7%
Donaldson Co., Inc.	1.7%
Genuine Parts Co.	1.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Opportunity Fund - Class S (JOSSX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JOSSX

Johnson Enhanced Return Fund

(JENHX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$18	0.35%

How did the Fund perform during the reporting period?

The Fund delivered positive results during the first half of 2026 as strong equity markets rallied after early year volatility. Relative performance was primarily affected by the fixed income portion of the portfolio, where returns trailed the embedded cost-of-carry associated with the Fund's Index Futures positions. Rising interest rates were a headwind, while positive security selection within corporate bonds helped support results. Corporate bond exposure produced mixed results during the period as credit spreads initially widened and later recovered.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$5,000,000
$4,000,000
$3,000,000
$2,000,000
$1,000,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Enhanced Return Fund - $3,714,376
S&P 500® Index - $4,227,117

Table Summary
	Johnson Enhanced Return Fund	S&P 500® Index
Jun-2016	$1,000,000	$1,000,000
Jun-2017	$1,173,567	$1,178,961
Jun-2018	$1,317,681	$1,348,426
Jun-2019	$1,474,132	$1,488,897
Jun-2020	$1,597,492	$1,600,640
Jun-2021	$2,234,910	$2,253,607
Jun-2022	$1,888,468	$2,014,369
Jun-2023	$2,174,471	$2,409,065
Jun-2024	$2,672,178	$3,000,638
Jun-2025	$3,083,152	$3,455,645
Jun-2026	$3,714,376	$4,227,117

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	20.47%	10.69%	14.02%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$316,351,467
  Number of Portfolio Holdings114
  Advisory Fee $536,970
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	19.1%
Corporate Bonds	60.3%
Money Market Funds	1.8%
Municipal Bonds	1.9%
U.S. Government & Agencies	0.7%
U.S. Treasury Obligations	16.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
26.8%
Industrials
20.2%
Collateralized Mortgage Obligations
18.8%
U.S. Treasury Obligations
16.0%
Utilities
12.4%
Municipal Bonds
1.9%
Money Market Funds
1.8%
U.S. Government & Agencies
0.6%
Other Assets in Excess of Liabilities
1.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.5%
U.S. Government & Agencies	0.6%
Money Market Funds	1.8%
Municipal Bonds	1.9%
Utilities	12.4%
U.S. Treasury Obligations	16.0%
Collateralized Mortgage Obligations	18.8%
Industrials	20.2%
Finance	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/30	5.0%
U.S. Treasury Notes, 2.750%, due 02/15/28	3.8%
U.S. Treasury Notes, 2.375%, due 05/15/29	3.6%
FHLMC, 4.250%, due 06/15/31 - Class GC - Series 5607	3.0%
Cisco Systems, Inc., 4.850%, due 02/26/29	1.9%
Bank of New York Mellon Corp., 3.300%, due 08/23/29 - Series K	1.9%
U.S. Treasury Notes, 2.750%, due 07/31/27	1.9%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.8%
Morgan Stanley, 3.591%, due 07/22/28	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Enhanced Return Fund (JENHX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JENHX

Johnson Institutional Core Bond Fund

Class I (JIBFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the Fund performed generally in line with its benchmark despite a challenging interest-rate environment. Treasury yields moved higher during the period as investors reacted to changing expectations for Federal Reserve policy and inflation.

Several portfolio positioning decisions influenced relative performance. The Fund maintained a modest duration overweight, which detracted from results as interest rates rose during the first half of the year. Yield curve positioning also weighed on performance as the yield curve flattened during the period. The Fund's allocation to investment-grade corporate bonds was a contributor to performance during the first half as credit spreads tightened. In addition, security selection contributed positively to relative results, particularly among higher-quality corporate issuers.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Core Bond Fund - Class I - $1,189,688
Bloomberg U.S. Aggregate Bond Index - $1,165,553

Table Summary
	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$1,000,000	$1,000,000
Jun-2017	$1,001,853	$996,854
Jun-2018	$1,000,175	$992,893
Jun-2019	$1,084,702	$1,071,027
Jun-2020	$1,202,476	$1,164,631
Jun-2021	$1,193,547	$1,160,749
Jun-2022	$1,059,048	$1,041,283
Jun-2023	$1,048,706	$1,031,519
Jun-2024	$1,076,118	$1,058,658
Jun-2025	$1,145,715	$1,122,982
Jun-2026	$1,189,688	$1,165,553

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	3.84%	-0.06%	1.75%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$1,829,205,315
  Number of Portfolio Holdings204
  Advisory Fee (net of waivers)$2,328,863
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	25.1%
Corporate Bonds	49.7%
Money Market Funds	0.1%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	23.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateralized Mortgage Obligations
24.9%
U.S. Treasury Obligations
23.6%
Finance
22.3%
Industrials
14.4%
Utilities
12.7%
Municipal Bonds
0.8%
Preferred Stocks
0.5%
Other Assets in Excess of Liabilities
0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	12.7%
Industrials	14.4%
Finance	22.3%
U.S. Treasury Obligations	23.6%
Collateralized Mortgage Obligations	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.3%
U.S. Treasury Bonds, 4.250%, due 05/15/39	3.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	3.6%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
U.S. Treasury Bonds, 4.750%, due 02/15/56	3.3%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Verizon Communications, Inc., 2.355%, due 03/15/32	2.0%
Honeywell Aerospace, Inc., 4.600%, due 03/16/33, 144A	2.0%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Core Bond Fund - Class I (JIBFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIBFX

Johnson Institutional Core Bond Fund

Class F (JIMFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the Fund performed generally in line with its benchmark despite a challenging interest-rate environment. Treasury yields moved higher during the period as investors reacted to changing expectations for Federal Reserve policy and inflation.

Several portfolio positioning decisions influenced relative performance. The Fund maintained a modest duration overweight, which detracted from results as interest rates rose during the first half of the year. Yield curve positioning also weighed on performance as the yield curve flattened during the period. The Fund's allocation to investment-grade corporate bonds was a contributor to performance during the first half as credit spreads tightened. In addition, security selection contributed positively to relative results, particularly among higher-quality corporate issuers.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Core Bond Fund - Class F - $589,688
Bloomberg U.S. Aggregate Bond Index - $591,771

Table Summary
	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Jun-2018	$503,920	$504,109
Jun-2019	$543,879	$543,779
Jun-2020	$601,637	$591,303
Jun-2021	$596,429	$589,332
Jun-2022	$528,307	$528,677
Jun-2023	$522,701	$523,720
Jun-2024	$535,294	$537,499
Jun-2025	$568,828	$570,157
Jun-2026	$589,688	$591,771

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	3.67%	-0.23%	2.04%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.09%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$1,829,205,315
  Number of Portfolio Holdings204
  Advisory Fee (net of waivers)$2,328,863
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	25.1%
Corporate Bonds	49.7%
Money Market Funds	0.1%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	23.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	12.7%
Industrials	14.4%
Finance	22.3%
U.S. Treasury Obligations	23.6%
Collateralized Mortgage Obligations	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.3%
U.S. Treasury Bonds, 4.250%, due 05/15/39	3.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	3.6%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
U.S. Treasury Bonds, 4.750%, due 02/15/56	3.3%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Verizon Communications, Inc., 2.355%, due 03/15/32	2.0%
Honeywell Aerospace, Inc., 4.600%, due 03/16/33, 144A	2.0%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Core Bond Fund - Class F (JIMFX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIMFX

Johnson Institutional Core Bond Fund

Class S (JIBSX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

How did the Fund perform during the reporting period?

During the six-month period ended June 30, 2026, the Fund performed generally in line with its benchmark despite a challenging interest-rate environment. Treasury yields moved higher during the period as investors reacted to changing expectations for Federal Reserve policy and inflation.

Several portfolio positioning decisions influenced relative performance. The Fund maintained a modest duration overweight, which detracted from results as interest rates rose during the first half of the year. Yield curve positioning also weighed on performance as the yield curve flattened during the period. The Fund's allocation to investment-grade corporate bonds was a contributor to performance during the first half as credit spreads tightened. In addition, security selection contributed positively to relative results, particularly among higher-quality corporate issuers.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$12,000
$11,500
$11,000
$10,500
$10,000
Sep-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Core Bond Fund - Class S - $11,498
Bloomberg U.S. Aggregate Bond Index - $11,506

Table Summary
	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Jun-2024	$10,449	$10,450
Jun-2025	$11,096	$11,085
Jun-2026	$11,498	$11,506

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	3.62%	5.13%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.15%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$1,829,205,315
  Number of Portfolio Holdings204
  Advisory Fee (net of waivers)$2,328,863
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	25.1%
Corporate Bonds	49.7%
Money Market Funds	0.1%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	23.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	12.7%
Industrials	14.4%
Finance	22.3%
U.S. Treasury Obligations	23.6%
Collateralized Mortgage Obligations	24.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.3%
U.S. Treasury Bonds, 4.250%, due 05/15/39	3.7%
U.S. Treasury Bonds, 3.125%, due 08/15/44	3.6%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.6%
U.S. Treasury Bonds, 4.750%, due 02/15/56	3.3%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.4%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Verizon Communications, Inc., 2.355%, due 03/15/32	2.0%
Honeywell Aerospace, Inc., 4.600%, due 03/16/33, 144A	2.0%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Core Bond Fund - Class S (JIBSX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIBSX

Johnson Institutional Intermediate Bond Fund

Class I (JIBEX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

How did the Fund perform during the reporting period?

The Fund outperformed the Bloomberg Intermediate U.S. Government/Credit Bond Index during the first half of 2026.

Interest rates moved higher during both quarters as investors weighed inflation risks, resilient economic data, and the outlook for Federal Reserve policy. The Fund’s corporate bond emphasis provided a modest tailwind in the first half, which was further enhanced by the Fund’s focus on high-quality corporate issuers. Duration positioning was a modest headwind, partially offset by key-rate positioning and an overweight to the 7-year part of the curve. The Fund’s out-of-benchmark mortgage-backed securities position contributed positively to performance in the first half of the year.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Intermediate Bond Fund - Class I - $1,233,883
Bloomberg Intermediate U.S. Government/Credit Bond Index - $1,209,679
Bloomberg U.S. Aggregate Bond Index - $1,165,553

Table Summary
	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,007,865	$997,876	$996,854
Jun-2018	$1,008,472	$992,092	$992,893
Jun-2019	$1,080,035	$1,060,866	$1,071,027
Jun-2020	$1,166,420	$1,136,354	$1,164,631
Jun-2021	$1,168,091	$1,138,536	$1,160,749
Jun-2022	$1,069,773	$1,055,647	$1,041,283
Jun-2023	$1,068,675	$1,054,643	$1,031,519
Jun-2024	$1,115,669	$1,098,858	$1,058,658
Jun-2025	$1,194,755	$1,172,908	$1,122,982
Jun-2026	$1,233,883	$1,209,679	$1,165,553

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	3.27%	1.10%	2.12%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	1.92%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$371,447,097
  Number of Portfolio Holdings106
  Advisory Fee (net of waivers)$394,467
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	7.1%
Corporate Bonds	46.9%
Money Market Funds	0.8%
Municipal Bonds	0.9%
Preferred Stocks	0.4%
U.S. Government & Agencies	2.2%
U.S. Treasury Obligations	41.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
41.4%
Finance
22.2%
Industrials
16.3%
Utilities
8.0%
Collateralized Mortgage Obligations
7.1%
U.S. Government & Agencies
2.2%
Municipal Bonds
0.8%
Money Market Funds
0.8%
Preferred Stocks
0.4%
Other Assets in Excess of Liabilities
0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.4%
Money Market Funds	0.8%
Municipal Bonds	0.8%
U.S. Government & Agencies	2.2%
Collateralized Mortgage Obligations	7.1%
Utilities	8.0%
Industrials	16.3%
Finance	22.2%
U.S. Treasury Obligations	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 08/15/35	4.8%
U.S. Treasury Notes, 4.250%, due 06/30/31	4.4%
U.S. Treasury Notes, 2.875%, due 05/15/32	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/32	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.4%
U.S. Treasury Notes, 2.750%, due 08/15/32	3.4%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	2.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Intermediate Bond Fund - Class I (JIBEX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIBEX

Johnson Institutional Intermediate Bond Fund

Class F (JIMEX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

The Fund outperformed the Bloomberg Intermediate U.S. Government/Credit Bond Index during the first half of 2026.

Interest rates moved higher during both quarters as investors weighed inflation risks, resilient economic data, and the outlook for Federal Reserve policy. The Fund’s corporate bond emphasis provided a modest tailwind in the first half, which was further enhanced by the Fund’s focus on high-quality corporate issuers. Duration positioning was a modest headwind, partially offset by key-rate positioning and an overweight to the 7-year part of the curve. The Fund’s out-of-benchmark mortgage-backed securities position contributed positively to performance in the first half of the year.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Intermediate Bond Fund - Class F - $605,930
Bloomberg Intermediate U.S. Government/Credit Bond Index - $613,719
Bloomberg U.S. Aggregate Bond Index - $591,771

Table Summary
	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000	$500,000
Jun-2018	$502,847	$503,328	$504,109
Jun-2019	$536,313	$538,220	$543,779
Jun-2020	$578,223	$576,518	$591,303
Jun-2021	$578,161	$577,625	$589,332
Jun-2022	$528,919	$535,572	$528,677
Jun-2023	$527,424	$535,063	$523,720
Jun-2024	$549,864	$557,495	$537,499
Jun-2025	$587,459	$595,063	$570,157
Jun-2026	$605,930	$613,719	$591,771

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	3.14%	0.94%	2.38%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.14%	1.22%	2.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.09%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$371,447,097
  Number of Portfolio Holdings106
  Advisory Fee (net of waivers)$394,467
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	7.1%
Corporate Bonds	46.9%
Money Market Funds	0.8%
Municipal Bonds	0.9%
Preferred Stocks	0.4%
U.S. Government & Agencies	2.2%
U.S. Treasury Obligations	41.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Preferred Stocks	0.4%
Money Market Funds	0.8%
Municipal Bonds	0.8%
U.S. Government & Agencies	2.2%
Collateralized Mortgage Obligations	7.1%
Utilities	8.0%
Industrials	16.3%
Finance	22.2%
U.S. Treasury Obligations	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 4.250%, due 08/15/35	4.8%
U.S. Treasury Notes, 4.250%, due 06/30/31	4.4%
U.S. Treasury Notes, 2.875%, due 05/15/32	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/32	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.4%
U.S. Treasury Notes, 2.750%, due 08/15/32	3.4%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.8%
U.S. Treasury Notes, 0.875%, due 11/15/30	2.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Intermediate Bond Fund - Class F (JIMEX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIMEX

Johnson Institutional Short Duration Bond Fund

Class I (JIBDX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

How did the Fund perform during the reporting period?

The Fund produced a positive return during the first half of 2026 performing in line with its benchmark. As fixed income markets navigated changing expectations for Federal Reserve policy, elevated geopolitical tensions, and higher interest rates. The Fund benefited from its income advantage, allocations to corporate bonds and mortgage-backed securities. These gains were partially offset by security selection within corporate bonds, and modestly higher interest rates as the Fund maintained a duration slightly longer than the benchmark.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Short Duration Bond Fund - Class I - $1,232,989
Bloomberg U.S. Aggregate Bond Index - $1,165,553
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $1,222,578

Table Summary
	Johnson Inst Short Duration Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$1,007,827	$996,854	$1,003,361
Jun-2018	$1,012,003	$992,893	$1,006,022
Jun-2019	$1,055,997	$1,071,027	$1,049,171
Jun-2020	$1,105,984	$1,164,631	$1,092,974
Jun-2021	$1,110,022	$1,160,749	$1,098,861
Jun-2022	$1,060,311	$1,041,283	$1,059,073
Jun-2023	$1,069,515	$1,031,519	$1,065,005
Jun-2024	$1,123,078	$1,058,658	$1,117,988
Jun-2025	$1,192,794	$1,122,982	$1,184,527
Jun-2026	$1,232,989	$1,165,553	$1,222,578

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	3.37%	2.12%	2.12%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.21%	2.16%	2.03%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$149,345,212
  Number of Portfolio Holdings97
  Advisory Fee (net of waivers)$202,650
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	22.4%
Corporate Bonds	61.4%
Money Market Funds	0.3%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
30.4%
Collateralized Mortgage Obligations
22.2%
Industrials
17.6%
Utilities
12.8%
U.S. Treasury Obligations
12.1%
Municipal Bonds
3.7%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
1.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.2%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.1%
Utilities	12.8%
Industrials	17.6%
Collateralized Mortgage Obligations	22.2%
Finance	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 2.625%, due 02/15/29	4.7%
Starbucks Corp., 4.850%, due 02/08/27	2.3%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.2%
American Express Co., 4.351%, due 07/20/29	2.2%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.2%
National Rural Utilities Cooperative Finance Corp. (The), 3.400%, due 02/07/28	2.2%
Bank of New York Mellon Corp., 3.300%, due 08/23/29 - Series K	2.2%
Bank of America Corp., 5.202%, due 04/25/29	2.1%
Becton Dickinson & Co., 3.700%, due 06/06/27	2.1%
Huntington Bancshares, Inc., 6.208%, due 08/21/29	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Short Duration Bond Fund - Class I (JIBDX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIBDX

Johnson Institutional Short Duration Bond Fund

Class F (JIMDX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

How did the Fund perform during the reporting period?

The Fund produced a positive return during the first half of 2026 performing in line with its benchmark. As fixed income markets navigated changing expectations for Federal Reserve policy, elevated geopolitical tensions, and higher interest rates. The Fund benefited from its income advantage, allocations to corporate bonds and mortgage-backed securities. These gains were partially offset by security selection within corporate bonds, and modestly higher interest rates as the Fund maintained a duration slightly longer than the benchmark.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Inst Short Duration Bond Fund - Class F - $602,989
Bloomberg U.S. Aggregate Bond Index - $591,771
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $610,215

Table Summary
	Johnson Inst Short Duration Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000	$500,000
Jun-2018	$501,485	$504,109	$502,128
Jun-2019	$521,814	$543,779	$523,664
Jun-2020	$545,399	$591,303	$545,527
Jun-2021	$546,904	$589,332	$548,466
Jun-2022	$521,216	$528,677	$528,606
Jun-2023	$524,928	$523,720	$531,567
Jun-2024	$550,304	$537,499	$558,012
Jun-2025	$583,863	$570,157	$591,223
Jun-2026	$602,989	$591,771	$610,215

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	3.28%	1.97%	2.32%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	2.09%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.21%	2.16%	2.47%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$149,345,212
  Number of Portfolio Holdings97
  Advisory Fee (net of waivers)$202,650
  Portfolio Turnover23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	22.4%
Corporate Bonds	61.4%
Money Market Funds	0.3%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.2%
Municipal Bonds	3.7%
U.S. Treasury Obligations	12.1%
Utilities	12.8%
Industrials	17.6%
Collateralized Mortgage Obligations	22.2%
Finance	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 2.625%, due 02/15/29	4.7%
Starbucks Corp., 4.850%, due 02/08/27	2.3%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.2%
American Express Co., 4.351%, due 07/20/29	2.2%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.2%
National Rural Utilities Cooperative Finance Corp. (The), 3.400%, due 02/07/28	2.2%
Bank of New York Mellon Corp., 3.300%, due 08/23/29 - Series K	2.2%
Bank of America Corp., 5.202%, due 04/25/29	2.1%
Becton Dickinson & Co., 3.700%, due 06/06/27	2.1%
Huntington Bancshares, Inc., 6.208%, due 08/21/29	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Institutional Short Duration Bond Fund - Class F (JIMDX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JIMDX

Johnson Core Plus Bond Fund

(JCPLX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$22	0.45%

How did the Fund perform during the reporting period?

The Fund modestly underperformed the Bloomberg Aggregate Index during the first half of 2026 in a challenging environment for fixed income investors. The period was marked by shifting expectations for Federal Reserve policy, rising geopolitical tensions early in the year, and higher interest rates.

The Fund's allocation to corporate bonds was a mixed contributor during the period, detracting when spreads widened early in the year but benefiting performance as credit conditions improved during the second quarter. Strong security selection within corporate bonds, particularly among higher-quality issuers, also supported results. In addition, the Fund benefited from its higher yield profile, driven in part by allocations to high-quality high-yield securities. These positive contributors were partially offset by duration and yield curve positioning as interest rates moved higher during the six-month period. Finally, the Fund utilizes Treasury Futures for exposure to the long end of the yield curve which underperformed as interest rates rose. However, the futures contracts impact on total Fund performance was negligible.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,050,000
$1,000,000
$950,000
$900,000
$850,000
Nov-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Core Plus Bond Fund - $1,007,587
Bloomberg U.S. Aggregate Bond Index - $1,006,889

Table Summary
	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Jun-2022	$889,226	$899,536
Jun-2023	$885,599	$891,100
Jun-2024	$911,415	$914,545
Jun-2025	$970,310	$970,113
Jun-2026	$1,007,587	$1,006,889

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	3.84%	0.16%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.15%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

Fund Statistics

  Net Assets$51,942,616
  Number of Portfolio Holdings102
  Advisory Fee $120,967
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	24.5%
Corporate Bonds	65.3%
Money Market Funds	0.1%
Preferred Stocks	0.3%
U.S. Treasury Obligations	9.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.7%
Finance
27.3%
Collateralized Mortgage Obligations
24.3%
U.S. Treasury Obligations
9.7%
Utilities
8.6%
Preferred Stocks
0.3%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
1.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.1%
Preferred Stocks	0.3%
Utilities	8.6%
U.S. Treasury Obligations	9.7%
Collateralized Mortgage Obligations	24.3%
Finance	27.3%
Industrials	28.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FNMA, 3.500%, due 08/01/50 - Pool #FS8716	2.1%
PepsiCo, Inc., 5.000%, due 02/07/35 - Series 2020-D	2.1%
Cisco Systems, Inc., 5.050%, due 02/26/34	1.9%
Truist Financial Corp., 2.250%, due 03/11/30	1.9%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	1.8%
U.S. Treasury Bonds, 2.375%, due 02/15/42	1.8%
U.S. Treasury Bonds, 2.250%, due 05/15/41	1.8%
Florida Power & Light Co., 5.100%, due 04/01/33	1.8%
Morgan Stanley, 3.591%, due 07/22/28	1.8%
FHLMC, 4.150%, due 12/15/32 - Class GB - Series 5616	1.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Johnson Core Plus Bond Fund (JCPLX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-JCPLX

Johnson Municipal Income Fund

(JMUNX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$15	0.30%

How did the Fund perform during the reporting period?

The Fund outperformed both its primary and secondary benchmarks during the first half of the year. Overall, duration was additive to performance during the period. The Fund’s overweight to longer maturity bonds was an additional tailwind to performance as longer maturity bonds fell more than shorter maturities. Finally, the Fund’s overweight to A rated bonds was additive to performance during the period.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
$900,000
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026
Johnson Municipal Income Fund - $1,175,421
Bloomberg Municipal AA Index - $1,216,463
Bloomberg Municipal Bond Index - $1,236,524

Table Summary
	Johnson Municipal Income Fund	Bloomberg Municipal AA Index	Bloomberg Municipal Bond Index
Jun-2016	$1,000,000	$1,000,000	$1,000,000
Jun-2017	$996,942	$994,790	$995,123
Jun-2018	$998,879	$1,006,490	$1,010,692
Jun-2019	$1,055,166	$1,071,058	$1,078,471
Jun-2020	$1,103,930	$1,124,589	$1,126,446
Jun-2021	$1,126,510	$1,157,988	$1,173,371
Jun-2022	$1,033,643	$1,063,133	$1,072,795
Jun-2023	$1,058,321	$1,095,804	$1,106,980
Jun-2024	$1,091,423	$1,125,715	$1,142,545
Jun-2025	$1,095,641	$1,138,430	$1,155,259
Jun-2026	$1,175,421	$1,216,463	$1,236,524

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	7.28%	0.85%	1.63%
Bloomberg Municipal AA Index	6.85%	0.99%	1.98%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 541-0170.

What did the Fund invest in?

Quality Allocation (as a percentage of total assets)*

50.8%
30.8%
12.5%
4.5%
1.3%
AAA
AA
A
BBB
Not Rated

Table Summary
Value	Value
AAA	12.5%
AA	50.8%
A	30.8%
BBB	4.5%
Not Rated	1.3%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Fund Statistics

  Net Assets$189,143,119
  Number of Portfolio Holdings181
  Advisory Fee $281,207
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

Holdings by State of Issuance (% of total investments)

Ohio 69.0%
Texas 5.8%
Alabama 5.1%
Indiana 4.3%
Pennsylvania 3.0%
N/A 3.0%
Kentucky 2.9%
Missouri 1.9%
Colorado 1.5%
Virginia 0.8%
Michigan 0.7%
North Carolina 0.6%
Georgia 0.5%
Illinois 0.3%
North Dakota 0.3%
Florida 0.3%

Table Summary
Value	Value
Florida	0.3%
North Dakota	0.3%
Illinois	0.3%
Georgia	0.5%
North Carolina	0.6%
Michigan	0.7%
Virginia	0.8%
Colorado	1.5%
Missouri	1.9%
Kentucky	2.9%
N/A	3.0%
Pennsylvania	3.0%
Indiana	4.3%
Alabama	5.1%
Texas	5.8%
Ohio	69.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/01/53 - Series 2021-A	2.8%
Ohio State Water Development Authority Revenue, 5.000%, due 06/01/46 - Series 2021	2.4%
Pennsylvania Economic Development Financing Authority UPMC Revenue, 5.000%, due 03/15/60 - Series 2025-A	2.0%
Kings LSD Ohio School Improvement, 5.250%, due 12/01/54 - Series 2024	1.7%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.7%
Bowling Green State University Ohio Revenue, 4.000%, due 06/01/45 - Series 2020-A	1.5%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.5%
Energy Southeast Alabama Cooperative District Energy Supply Revenue, 5.250%, due 07/01/54 - Series B	1.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue, 5.000%, due 01/01/55	1.4%
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, 5.500%, due 06/01/49 - Series D-1	1.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Johnson Municipal Income Fund (JMUNX)

Semi-Annual Shareholder Report - June 30, 2026

TSR-SAR 063026-JMUNX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

JOHNSON EQUITY INCOME FUND – JEQIX, JEQSX

JOHNSON OPPORTUNITY FUND – JOPPX, JOSSX

JOHNSON ENHANCED RETURN FUND – JENHX

JOHNSON INSTITUTIONAL CORE BOND FUND – JIBFX, JIMFX, JIBSX

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND – JIBEX, JIMEX

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND – JIBDX, JIMDX

JOHNSON CORE PLUS BOND FUND – JCPLX

JOHNSON MUNICIPAL INCOME FUND – JMUNX

JUNE 30, 2026 (UNAUDITED)

Johnson Mutual Funds Trust 3777 West Fork Road | Cincinnati, Ohio 45247 513.661.3100 | 800.541.0170 | Fax 513.661.4901	WWW.JOHNSONMUTUALFUNDS.COM

JOHNSON MUTUAL FUNDS	JUNE 30, 2026

Table of Contents

Portfolio of Investments
Equity Income Fund	1
Opportunity Fund	2
Enhanced Return Fund	4
Institutional Core Bond Fund	8
Institutional Intermediate Bond Fund	14
Institutional Short Duration Bond Fund	18
Core Plus Bond Fund	21
Municipal Income Fund	25
Statements of Assets and Liabilities	31
Statements of Operations	34
Statements of Changes in Net Assets	37
Financial Highlights
Equity Income Fund	42
Opportunity Fund	44
Enhanced Return Fund	46
Institutional Core Bond Fund	47
Institutional Intermediate Bond Fund	50
Institutional Short Duration Bond Fund	52
Core Plus Bond Fund	54
Municipal Income Fund	55
Notes to the Financial Statements	56
Additional Information	68
Trustees and Officers, Transfer Agent and Fund Accountant, Custodian, Independent Registered Public Accounting Firm, Legal Counsel	Back Page

EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COMMON STOCKS — 99.9%	Shares	Value
Communications — 2.7%
Alphabet, Inc. - Class A	50,712	$18,122,947

Consumer Discretionary — 11.1%
Amazon.com, Inc. (a)	80,100	19,091,034
Chipotle Mexican Grill, Inc. (a)	445,000	15,130,000
Genuine Parts Co.	70,500	8,317,590
Lowe’s Cos., Inc.	54,500	12,016,705
McDonald’s Corp.	42,500	11,488,175
TJX Cos., Inc. (The)	60,485	9,163,477
		75,206,981
Consumer Staples — 6.9%
Coca-Cola Co. (The)	170,095	13,823,621
Colgate-Palmolive Co.	185,000	16,960,800
PepsiCo, Inc.	79,900	10,818,460
Procter & Gamble Co. (The)	36,690	5,380,221
		46,983,102
Energy — 5.9%
Baker Hughes Co.	240,366	13,340,313
Chevron Corp.	44,010	7,295,098
Williams Cos., Inc. (The)	261,612	19,448,236
		40,083,647
Financials — 12.7%
Apollo Global Management, Inc.	84,000	9,938,040
Axis Capital Holdings Ltd.	129,450	13,908,108
First Horizon Corp.	299,948	7,690,667
Marsh & McLennan Cos., Inc.	78,800	13,133,596
Nasdaq, Inc.	142,400	11,223,968
UMB Financial Corp.	129,224	18,448,018
Willis Towers Watson plc	44,870	11,727,672
		86,070,069
Health Care — 10.7%
Abbott Laboratories	129,618	11,761,537
Cencora, Inc.	25,840	7,312,203
Danaher Corp.	94,043	17,913,311
Labcorp Holdings, Inc.	54,300	15,204,000
Stryker Corp.	65,300	20,559,052
		72,750,103
Industrials — 16.6%
Amphenol Corp. - Class A	52,412	9,241,284
Honeywell Aerospace, Inc. (a)	30,575	6,759,521
Honeywell International, Inc.	30,575	6,845,743
Hubbell, Inc.	30,000	15,696,000
IDEX Corp.	57,000	12,936,150
Illinois Tool Works, Inc.	52,000	14,064,440
Nordson Corp.	46,468	14,018,931
nVent Electric plc	112,230	19,035,330
Waste Management, Inc.	60,500	13,484,240
		112,081,639
Materials — 2.0%
Avery Dennison Corp.	82,800	13,442,580
COMMON STOCKS — 99.9%	Shares	Value
Technology — 27.3%
Accenture plc - Class A	67,140	$8,354,902
Analog Devices, Inc.	47,157	18,729,345
Apple, Inc.	52,805	15,279,655
ASML Holding N.V.	4,986	9,919,348
Broadcom, Inc.	45,200	17,074,300
Fair Isaac Corp. (a)	5,300	6,332,334
Intuit, Inc.	10,250	2,675,250
Mastercard, Inc. - Class A	27,400	14,072,640
Microsoft Corp.	64,351	24,004,210
NVIDIA Corp.	65,900	13,185,931
Roper Technologies, Inc.	19,200	6,497,088
ServiceNow, Inc. (a)	129,000	12,807,120
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	31,070	14,838,100
Visa, Inc. - Class A	61,877	21,229,380
		184,999,603
Utilities — 4.0%
Alliant Energy Corp.	89,310	6,813,460
American Electric Power Co., Inc.	150,065	20,530,392
		27,343,852

Total Common Stocks (Cost $454,297,605)		$677,084,523

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class Z, 3.53% (b) (Cost $847,494)	847,494	$847,494

Investments at Value — 100.0% (Cost $455,145,099)		$677,932,017

Liabilities in Excess of Other Assets — (0.0%) (c)		(333,310)

Net Assets — 100.0%		$677,598,707

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.
(c)	Percentage rounds to less than 0.1%.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

The accompanying notes are an integral part of these financial statements.
1

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COMMON STOCKS — 99.9%	Shares	Value
Communications — 0.5%
New York Times Co. (The) - Class A	12,600	$881,748

Consumer Discretionary — 7.0%
Dutch Bros, Inc. - Class A (a)	23,100	1,658,811
Floor & Decor Holdings, Inc. - Class A (a)	34,000	2,018,240
Genuine Parts Co.	23,300	2,748,934
Group 1 Automotive, Inc.	5,600	1,630,552
Ralph Lauren Corp.	4,700	1,886,627
Texas Roadhouse, Inc.	7,400	1,429,902
		11,373,066
Consumer Staples — 2.0%
BJ’s Wholesale Club Holdings, Inc. (a)	17,900	1,561,238
Coca-Cola Consolidated, Inc.	9,300	1,775,556
		3,336,794
Energy — 3.0%
Antero Midstream Corp.	110,100	2,504,775
DT Midstream, Inc.	15,800	2,318,492
		4,823,267
Financials — 12.4%
American Financial Group, Inc.	15,700	2,197,058
Arrow Financial Corp.	54,797	2,246,129
Axis Capital Holdings Ltd.	24,100	2,589,304
East West Bancorp, Inc.	13,800	1,781,442
HBT Financial, Inc.	71,400	2,284,086
PJT Partners, Inc. - Class A	14,200	2,143,348
SEI Investments Co.	27,400	2,403,254
UMB Financial Corp.	19,900	2,840,924
Wintrust Financial Corp.	11,000	1,767,920
		20,253,465
Health Care — 17.5%
Charles River Laboratories International, Inc. (a)	15,150	3,435,868
Chemed Corp.	3,600	1,676,664
Halozyme Therapeutics, Inc. (a)	32,600	2,551,602
iRadimed Corp.	22,700	2,169,212
Jazz Pharmaceuticals plc (a)	8,200	1,975,954
LeMaitre Vascular, Inc.	19,600	1,880,816
Neurocrine Biosciences, Inc. (a)	12,400	2,089,834
Option Care Health, Inc. (a)	65,500	1,373,535
QIAGEN N.V.	48,488	1,895,881
Quest Diagnostics, Inc.	10,000	2,119,500
Repligen Corp. (a)	9,900	1,350,756
U.S. Physical Therapy, Inc.	30,600	2,101,608
UFP Technologies, Inc. (a)	9,000	2,386,170
Universal Health Services, Inc. - Class B	10,900	1,620,721
		28,628,121
COMMON STOCKS — 99.9%	Shares	Value
Industrials — 25.3%
A.O. Smith Corp.	36,800	$2,308,096
Allison Transmission Holdings, Inc.	13,000	1,465,620
Applied Industrial Technologies, Inc.	8,100	2,739,015
Cactus, Inc. - Class A	38,600	1,977,478
Core & Main, Inc. - Class A (a)	51,800	2,499,350
Donaldson Co., Inc.	30,900	2,773,893
ESAB Corp.	24,500	2,416,435
Gorman-Rupp Co. (The)	28,400	2,605,416
ITT, Inc.	13,900	2,748,864
Littelfuse, Inc.	6,400	2,914,112
LSI Industries, Inc.	78,000	2,073,240
Nordson Corp.	10,400	3,137,576
nVent Electric plc	12,050	2,043,800
Rush Enterprises, Inc. - Class A	44,900	3,277,027
StandardAero, Inc. (a)	70,000	2,093,700
Valmont Industries, Inc.	4,200	2,425,920
Watts Water Technologies, Inc. - Class A	4,600	1,800,670
		41,300,212
Materials — 10.1%
Avery Dennison Corp.	16,400	2,662,540
Element Solutions, Inc.	62,800	2,998,700
H.B. Fuller Co.	43,700	2,547,273
Hawkins, Inc.	7,700	1,094,170
Reliance, Inc.	8,300	3,100,880
RPM International, Inc.	12,300	1,367,145
UFP Industries, Inc.	29,200	2,649,608
		16,420,316
Real Estate — 3.4%
Jones Lang LaSalle, Inc. (a)	7,900	2,448,605
NNN REIT, Inc.	35,800	1,665,774
STAG Industrial, Inc.	37,400	1,423,444
		5,537,823
Technology — 15.5%
Appfolio, Inc. - Class A (a)	12,400	1,988,340
Bentley Systems, Inc. - Class B	68,500	2,047,465
CACI International, Inc. - Class A (a)	3,200	1,482,432
CCC Intelligent Solutions Holdings, Inc. (a)	362,200	1,868,952
Dynatrace, Inc. (a)	55,900	2,454,569
Fabrinet (a)	3,200	1,798,656
Genpact Ltd.	48,200	1,325,500
ICF International, Inc.	28,500	2,076,510
Jack Henry & Associates, Inc.	14,100	1,942,134
MAXIMUS, Inc.	19,200	1,032,192
Paylocity Holding Corp. (a)	14,400	1,505,232
TD SYNNEX Corp.	11,300	3,020,942
Tyler Technologies, Inc. (a)	2,150	628,789

The accompanying notes are an integral part of these financial statements.
2

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COMMON STOCKS — 99.9%	Shares	Value
Zebra Technologies Corp. - Class A (a)	8,300	$2,185,058
		25,356,771
Utilities — 3.2%
ONE Gas, Inc.	25,900	1,996,113
Portland General Electric Co.	22,800	1,181,724
Unitil Corp.	38,500	2,028,565
		5,206,402

Total Common Stocks (Cost $128,359,358)		$163,117,985

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class Z, 3.53% (b) (Cost $246,361)	246,361	$246,361

Investments at Value — 100.1% (Cost $128,605,719)		$163,364,346

Liabilities in Excess of Other Assets — (0.1%)		(84,243)

Net Assets — 100.0%		$163,280,103

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

N.V. - Naamloze Vennootschap

plc - Public Limited Company

The accompanying notes are an integral part of these financial statements.
3

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 59.4%	Coupon	Maturity	Par Value	Value
Finance — 26.8%
Allstate Corp. (The)	3.280%	12/15/26	$3,000,000	$2,985,743
Allstate Corp. (The)	5.050%	06/24/29	1,795,000	1,816,996
American Express Co.	4.351%	07/20/29	4,330,000	4,307,671
Aon North America, Inc.	5.125%	03/01/27	1,950,000	1,956,883
Aon North America, Inc.	5.150%	03/01/29	3,013,000	3,055,097
Bank of America Corp.	5.202%	04/25/29	5,785,000	5,839,394
Bank of New York Mellon Corp., Series K	3.300%	08/23/29	6,304,000	6,055,185
Essex Portfolio, L.P.	1.700%	03/01/28	2,920,000	2,790,052
Essex Portfolio, L.P.	4.000%	03/01/29	1,000,000	983,568
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,380,000	4,524,529
Huntington Bancshares, Inc.	6.208%	08/21/29	4,390,000	4,518,902
JPMorgan Chase & Co.	3.540%	05/01/28	3,745,000	3,713,990
JPMorgan Chase & Co.	2.182%	06/01/28	2,455,000	2,404,028
KeyCorp	2.250%	04/06/27	4,765,000	4,686,861
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	1,500,000	1,494,293
Morgan Stanley	3.591%	07/22/28	5,800,000	5,736,064
NNN REIT, Inc.	3.600%	12/15/26	1,813,000	1,805,866
NNN REIT, Inc.	3.500%	10/15/27	2,949,000	2,911,789
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,026,867
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,181,108
PNC Financial Services Group, Inc. (The)	4.075%	01/26/29	1,000,000	992,079
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,522,624
Truist Financial Corp.	4.632%	09/17/29	3,500,000	3,466,223
Truist Financial Corp.	2.250%	03/11/30	1,000,000	912,515
U.S. Bancorp	4.548%	07/22/28	5,000,000	5,001,125
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,294,961
Wells Fargo & Co., Series W	5.574%	07/25/29	4,710,000	4,790,299
				84,774,712
Industrials — 20.2%
Becton Dickinson & Co.	3.700%	06/06/27	4,680,000	4,648,857
Cisco Systems, Inc.	4.850%	02/26/29	6,000,000	6,063,533
Eversource Energy, Series Y	4.600%	07/01/27	1,485,000	1,485,879
Home Depot, Inc. (The)	4.750%	06/25/29	4,000,000	4,040,131
Honeywell Aerospace, Inc., 144A	4.000%	03/16/29	4,575,000	4,513,549
Honeywell International, Inc.	2.500%	11/01/26	2,000,000	1,986,897
Johnson Controls International plc	5.500%	04/19/29	4,400,000	4,501,445
Kroger Co. (The)	3.700%	08/01/27	3,000,000	2,977,361
MPLX, L.P.	4.125%	03/01/27	921,000	918,909
Parker-Hannifin Corp.	4.250%	09/15/27	4,505,000	4,496,885
Roper Technologies, Inc.	1.400%	09/15/27	1,670,000	1,611,386
Roper Technologies, Inc.	4.250%	09/15/28	2,870,000	2,847,050
Starbucks Corp.	4.850%	02/08/27	4,575,000	4,587,147
Target Corp.	4.350%	06/15/28	1,945,000	1,945,156
Target Corp.	3.375%	04/15/29	4,259,000	4,147,594
T-Mobile US, Inc.	3.750%	04/15/27	1,990,000	1,979,106
T-Mobile US, Inc.	2.050%	02/15/28	1,000,000	961,056
Union Pacific Corp.	3.950%	09/10/28	5,546,000	5,494,610
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,444,405
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,153,672
				63,804,628

The accompanying notes are an integral part of these financial statements.
4

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 59.4%	Coupon	Maturity	Par Value	Value
Utilities — 12.4%
Berkshire Hathaway, Inc.	3.250%	04/15/28	$2,743,000	$2,685,194
Berkshire Hathaway, Inc.	8.480%	09/15/28	3,425,000	3,695,946
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,596,240
Emerson Electric Co.	2.000%	12/21/28	5,690,000	5,371,700
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,677,989
Eversource Energy, Series DD	5.000%	01/01/27	1,750,000	1,752,057
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,372,147
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	4,185,000	4,116,585
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	2,000,000	1,956,022
Virginia Electric & Power Co.	3.750%	05/15/27	1,000,000	995,399
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,542,112
Xcel Energy, Inc.	4.000%	06/15/28	3,000,000	2,966,076
Xcel Energy, Inc.	2.600%	12/01/29	1,795,000	1,675,760
				39,403,227

Total Corporate Bonds (Cost $188,166,413)				$187,982,567

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.8%
Federal Home Loan Mortgage Corporation — 9.7%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$58,659	$58,081
FHLMC, Pool #J3-2364	2.500%	11/01/28	212,938	209,222
FHLMC, Pool #WN-5184	4.500%	11/01/29	4,000,000	3,988,539
FHLMC, Series 5607, Class GJ	4.000%	05/15/30	2,918,164	2,852,597
FHLMC, Pool #ZS-7207	3.500%	07/01/30	261,862	258,777
FHLMC, Series 5607, Class GC	4.250%	06/15/31	9,472,562	9,334,307
FHLMC, Pool #G1-8642	3.500%	04/01/32	360,736	353,004
FHLMC, Series 5616, Class DA	4.250%	06/15/32	2,941,059	2,878,296
FHLMC, Pool #G1-6330	3.500%	08/01/32	327,437	322,125
FHLMC, Pool #SB-0380	3.500%	02/01/34	407,250	396,843
FHLMC, Pool #SB-1635	2.500%	02/01/35	2,107,184	2,048,482
FHLMC, Series 5050, Class BG	1.000%	01/15/41	1,174,447	1,057,474
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,255,424	1,106,416
FHLMC, Series 4009, Class PA	2.000%	06/15/41	102,346	99,187
FHLMC, Series 4709, Class EA	3.000%	01/15/46	558,536	536,401
FHLMC, Series 5606, Class EA	4.500%	03/25/52	1,373,884	1,357,224
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,729,043	3,729,875
				30,586,850
Federal National Mortgage Association — 8.0%
FNMA, Pool #AT2060	2.500%	04/01/28	166,333	163,410
FNMA, Pool #109745	3.540%	10/01/28	3,883,592	3,809,977
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,006,887
FNMA, Pool #AL9230	3.500%	12/01/29	190,085	187,579
FNMA, Pool #BZ4791	4.320%	09/01/30	1,875,000	1,862,171
FNMA, Pool #FM1536	2.500%	11/01/30	54,139	53,352
FNMA, Pool #BZ5573	4.020%	11/01/30	3,100,000	3,041,265
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	269,635	253,156
FNMA, Pool #FM2287	4.500%	03/01/34	325,027	325,464
FNMA, Pool #FA3509	3.500%	07/01/34	2,062,829	2,034,246
FNMA, Pool #FM2989	3.000%	09/01/34	437,265	424,395

The accompanying notes are an integral part of these financial statements.
5

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.8%	Coupon	Maturity	Par Value	Value
FNMA, Pool #AL7077	4.000%	07/01/35	$588,930	$577,818
FNMA, Pool #833200	5.500%	09/01/35	115,512	118,206
FNMA, Pool #CA7891	1.500%	11/01/35	2,994,985	2,704,004
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	989,164	923,766
FNMA, Series FM8444	2.000%	06/01/36	1,569,148	1,437,115
FNMA, Pool #FM2293	4.000%	09/01/36	1,126,727	1,103,523
FNMA, Pool #FS6096	2.000%	03/01/37	2,955,801	2,703,297
FNMA, Pool #FM7224	4.500%	11/01/38	414,905	413,859
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,290	11,649
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	1,158	1,158
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,361,726	1,279,947
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,225,328	933,690
				25,369,934
Government National Mortgage Association — 1.1%
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	3,978,090	3,597,133

Total Collateralized Mortgage Obligations (Cost $60,903,748)				$59,553,917

MUNICIPAL BONDS — 1.9%
Hamilton County Industry Hospital Association	3.790%	07/15/28	$425,000	$421,698
Hamilton County Industry Hospital Association	3.900%	07/15/29	390,000	385,514
Houston Texas Utility System Revenue	1.516%	11/15/28	940,000	880,388
New York New York Taxable Fiscal 2026 Subordinated, Series H-1	4.253%	02/01/29	1,250,000	1,243,486
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,953,640
Total Municipal Bonds (Cost $5,889,834)				$5,884,726

U.S. GOVERNMENT & AGENCIES — 0.6%
Federal Farm Credit Bank — 0.6%
FFCB (Cost $1,996,781)	4.750%	10/13/27	$2,000,000	$2,012,948

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Notes — 16.0%
U.S. Treasury Notes (b)	2.750%	07/31/27	$5,945,000	$5,857,915
U.S. Treasury Notes (b)	2.750%	02/15/28	12,205,000	11,934,202
U.S. Treasury Notes (b)	2.375%	05/15/29	11,885,000	11,316,749
U.S. Treasury Notes (b)	1.500%	02/15/30	17,225,000	15,690,898
U.S. Treasury Notes	4.000%	01/31/31	5,855,000	5,804,226
Total U.S. Treasury Obligations (Cost $50,856,703)				$50,603,990

The accompanying notes are an integral part of these financial statements.
6

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MONEY MARKET FUNDS — 1.8%	Shares	Value
First American Government Obligations Fund — Class Z, 3.53% (b) (Cost $5,671,326)	5,671,326	$5,671,326

Investments at Value — 98.5% (Cost $313,484,805)		$311,709,474

Other Assets in Excess of Liabilities — 1.5%		4,641,993

Net Assets — 100.0%		$316,351,467

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value as of June 30, 2026 is $25,129,256.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $4,513,549 as of June 30, 2026, representing 1.4% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

ENHANCED RETURN FUND	SCHEDULE OF FUTURES CONTRACTS AS OF JUNE 30, 2026 — UNAUDITED

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Appreciation
Index Futures
E-Mini S&P 500 Future	838	9/18/2026	$314,918,725	$316,271,675	$1,352,950

The average monthly notional value of futures contracts during the six months ended June 30, 2026 was $309,175,367.

The accompanying notes are an integral part of these financial statements.
7

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 49.4%	Coupon	Maturity	Par Value	Value
Finance — 22.3%
Allstate Corp. (The)	5.250%	03/30/33	$30,000,000	$30,493,335
American Express Co.	5.532%	04/25/30	8,985,000	9,184,165
American Express Co.	6.489%	10/30/31	6,500,000	6,934,175
AON Corp.	3.750%	05/02/29	13,646,000	13,315,097
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,199,253
Bank of New York Mellon Corp., Series K	3.300%	08/23/29	11,848,000	11,380,366
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	9,017,000	9,345,842
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	18,000,000	17,450,176
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	9,115,669
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,282,784
Fifth Third Bancorp	4.055%	04/25/28	5,000,000	4,977,784
Fifth Third Bancorp	4.895%	09/06/30	28,004,000	28,042,573
Huntington Bancshares, Inc.	4.443%	08/04/28	7,655,000	7,641,214
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,913,097
Huntington Bancshares, Inc.	2.550%	02/04/30	11,628,000	10,744,293
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	7,660,000	7,593,900
KeyCorp, Series S	5.121%	04/04/31	10,040,000	10,107,665
Morgan Stanley	4.708%	03/12/32	36,793,000	36,347,936
PNC Financial Services Group, Inc. (The)	4.899%	05/13/31	7,000,000	7,037,000
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	6,000,000	5,349,913
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	15,605,000	16,403,216
Prologis, Inc.	4.250%	06/15/31	15,000,000	14,722,283
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,128,974
Truist Financial Corp.	2.250%	03/11/30	22,716,000	20,728,684
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,609,457
Truist Financial Corp.	5.122%	01/26/34	12,305,000	12,290,700
U.S. Bancorp, Series CC	4.481%	01/26/32	16,000,000	15,761,821
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	11,879,044
U.S. Bancorp, Series AA	5.850%	10/21/33	11,975,000	12,486,201
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	2,000,000	1,983,512
Wells Fargo & Co., Series Y	4.844%	05/20/32	20,550,000	20,478,499
				406,928,628
Industrials — 14.4%
Air Products and Chemicals, Inc.	4.850%	02/08/34	9,470,000	9,442,974
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,436,782
Becton Dickinson & Co.	2.823%	05/20/30	14,950,000	13,955,640
Cisco Systems, Inc.	5.050%	02/26/34	23,000,000	23,199,323
CVS Health Corp.	4.300%	03/25/28	19,133,000	19,034,597
Dover Corp.	2.950%	11/04/29	28,965,000	27,469,301
Duke Energy Corp.	2.450%	06/01/30	21,000,000	19,307,812
Honeywell Aerospace, Inc., 144A	4.600%	03/16/33	37,400,000	36,697,775
Johnson Controls International plc	4.900%	12/01/32	9,870,000	9,873,286
Kroger Co. (The)	2.200%	05/01/30	1,000,000	911,094
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,656,287
Parker-Hannifin Corp.	4.250%	09/15/27	16,331,000	16,301,583
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	9,250,000	9,300,918
Target Corp.	5.000%	04/15/35	2,000,000	2,002,313
Verizon Communications, Inc.	2.355%	03/15/32	42,000,000	36,706,304
Xylem, Inc.	1.950%	01/30/28	5,250,000	5,047,317
Xylem, Inc.	2.250%	01/30/31	11,731,000	10,568,909

The accompanying notes are an integral part of these financial statements.
8

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 49.4%	Coupon	Maturity	Par Value	Value
Xylem, Inc.	5.200%	06/01/33	$5,000,000	$5,067,033
				262,979,248
Utilities — 12.7%
AEP Transmission Co., LLC, Series Q	5.150%	04/01/34	13,960,000	14,057,284
Berkshire Hathaway, Inc.	3.700%	07/15/30	12,267,000	11,847,077
Duke Energy Ohio, Inc.	2.125%	06/01/30	5,108,000	4,651,717
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,949,379
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	19,113,694
Eversource Energy, Series R	1.650%	08/15/30	232,000	204,676
Florida Power & Light Co.	5.100%	04/01/33	36,677,000	37,148,856
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	26,541,603
Georgia Power Co., Series 2025B	4.850%	03/15/31	14,000,000	14,092,846
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,737,509
Interstate Power & Light Co.	2.300%	06/01/30	13,027,000	11,932,629
Interstate Power & Light Co.	5.700%	10/15/33	625,000	647,760
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	7,558,000	7,391,805
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,609,191
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,807,000	1,796,039
Virginia Electric & Power Co., Series C	5.300%	08/15/33	3,631,000	3,700,720
Xcel Energy, Inc.	4.000%	06/15/28	16,857,000	16,666,383
Xcel Energy, Inc.	3.400%	06/01/30	21,802,000	20,715,422
				231,804,590

Total Corporate Bonds (Cost $916,202,896)				$901,712,466

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.9%
Federal Home Loan Mortgage Corporation — 9.1%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$109,986	$108,902
FHLMC, Pool #ZA-3721	3.000%	06/01/29	1,382,574	1,361,156
FHLMC, Pool #ZK-6713	3.000%	06/01/29	795,781	783,545
FHLMC, Pool #C0-1005	8.000%	06/01/30	265	277
FHLMC, Pool #V6-1479	2.500%	01/01/32	1,318,823	1,268,413
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,141,549	1,117,082
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,574,769	1,543,683
FHLMC, Series 5616, Class DA	4.250%	06/15/32	18,974,572	18,569,652
FHLMC, Pool #G1-8667	3.500%	11/01/32	744,176	726,840
FHLMC, Series 5616, Class GB	4.150%	12/15/32	11,758,006	11,499,403
FHLMC, Series 4151, Class PA	2.000%	01/15/33	711,715	673,440
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	5.723%	04/01/33	6,470	6,551
FHLMC, Pool #G0-8068	5.500%	07/01/35	369,349	378,460
FHLMC, Pool #G0-1880	5.000%	08/01/35	14,887	15,020
FHLMC, Pool #G0-6616	4.500%	12/01/35	166,227	165,303
FHLMC, Pool #G3-0933	4.000%	01/01/36	6,671,230	6,545,807
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	356,046	363,384
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,177,940	1,148,791
FHLMC, Series 4887, Class A	3.250%	09/15/38	319,763	308,489
FHLMC, Pool #SC-0066	4.500%	01/01/39	3,896,071	3,866,860
FHLMC, Series 4287, Class AB	3.500%	07/15/39	57,307	56,080
FHLMC, Pool #G0-1880	4.500%	10/01/39	43,026	42,631
FHLMC, Pool #A8-9335	5.000%	10/01/39	94,102	94,986

The accompanying notes are an integral part of these financial statements.
9

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.9%	Coupon	Maturity	Par Value	Value
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	$244,093	$245,795
FHLMC, Pool #SC-0047	3.000%	01/01/40	16,119,623	15,043,045
FHLMC, Series 3946, Class LN	3.500%	04/15/41	141,512	139,427
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	147,287	145,614
FHLMC, Pool #RB-5125	2.000%	09/01/41	9,912,948	8,563,307
FHLMC, Pool #SC-0384	2.000%	04/01/42	15,385,965	13,329,559
FHLMC, Series 4087, Class PT	3.000%	07/15/42	250,762	238,865
FHLMC, Series 4180, Class ME	2.500%	10/15/42	475,138	451,696
FHLMC, Series 4161, Class QA	3.000%	02/15/43	57,972	54,809
FHLMC, Series 4471, GA	3.000%	02/15/44	6,886,793	6,551,071
FHLMC, Series 4517, Class PC	2.500%	05/15/44	318,436	305,827
FHLMC, Series 4689, Class DA	3.000%	07/15/44	192,863	190,380
FHLMC, Series 4567, Class LA	3.000%	08/15/45	73,372	68,803
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,139,530	1,065,048
FHLMC, Series 4709, Class EA	3.000%	01/15/46	497,905	478,172
FHLMC, Pool #SD-1069	3.500%	06/01/49	4,440,388	4,102,667
FHLMC, Series 4906, Class DE	2.500%	09/25/49	2,668,784	2,351,039
FHLMC, Pool #SD-0695	4.000%	12/01/49	378,486	360,395
FHLMC, Pool #SD-2170	3.000%	07/01/51	18,473,572	16,380,398
FHLMC, Pool #SD-7544	3.000%	07/01/51	6,759,619	6,008,060
FHLMC, Pool #SD-7556	3.000%	08/01/52	35,647,587	31,588,601
FHLMC, Series 5301, Class ED	5.000%	04/01/53	7,808,292	7,810,033
				166,117,366
Federal National Mortgage Association — 15.0%
FNMA, Pool #AN8842	3.320%	04/01/28	9,260,000	9,073,059
FNMA, Pool #AN9848	3.740%	07/01/28	8,938,000	8,797,650
FNMA, Pool #BL0752	3.650%	01/01/29	5,000,000	4,904,986
FNMA, Pool #BL2935	3.150%	06/01/29	8,000,000	7,712,267
FNMA, Pool #AN9848	3.000%	01/01/30	28,489	27,952
FNMA, Pool #MA0384	5.000%	04/01/30	129,701	130,312
FNMA, Pool #AL6923	3.000%	05/01/30	1,617,933	1,587,921
FNMA, Pool #AS5794	3.000%	09/01/30	410,183	401,518
FNMA, Pool #AS6548	2.500%	01/01/31	894,364	865,929
FNMA, Pool #AL9309	3.500%	10/01/31	319,979	314,260
FNMA, Pool #MA1107	3.500%	07/01/32	153,206	149,508
FNMA, Pool #MA1237	3.000%	11/01/32	102,818	99,102
FNMA, Pool #725027	5.000%	11/01/33	75,087	75,522
FNMA, Pool #FM5394	3.000%	03/01/34	2,394,690	2,299,991
FNMA, Pool #FM3388	4.000%	03/01/34	26,839	26,689
FNMA, Pool #725704	6.000%	08/01/34	31,436	32,331
FNMA, Pool #FM5050	2.500%	02/01/35	406,215	395,632
FNMA, Pool #AL7077	4.000%	07/01/35	1,171,206	1,149,106
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	9,883	10,138
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	57,440,000	43,456,162
FNMA, Pool #BM1971	3.500%	12/01/35	718,765	697,260
FNMA, Pool #888223	5.500%	01/01/36	111,780	114,395
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	84,766	83,709
FNMA, Pool #995112	5.500%	07/01/36	119,365	121,982
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	493	486
FNMA, Pool #FM2293	4.000%	09/01/36	161,772	158,440

The accompanying notes are an integral part of these financial statements.
10

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.9%	Coupon	Maturity	Par Value	Value
FNMA, Pool #MA2773	3.000%	10/01/36	$2,934,124	$2,769,702
FNMA, Pool #AL9623	4.000%	12/01/36	984,071	964,460
FNMA, Pool #889050	6.000%	05/01/37	62,377	64,687
FNMA, Pool #MA3186	4.000%	11/01/37	3,701,526	3,610,638
FNMA, Pool #MA3337	4.000%	04/01/38	1,344,177	1,309,016
FNMA, Pool #AA4392	4.000%	04/01/39	269,298	260,232
FNMA, Pool #FM9469	4.000%	08/01/39	4,233,017	4,117,207
FNMA, Pool #CB0114	2.500%	04/01/41	12,842,930	11,499,773
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	60,134	59,949
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,290	11,649
FNMA, Pool #FS9718	2.000%	08/01/42	12,660,382	10,936,680
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	218,124	203,063
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	2,572	2,572
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	598,168	584,262
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	155,598	146,553
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	92,968	91,630
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	91,958	89,212
FNMA, Pool #AU7025	3.000%	11/01/43	7,997,328	7,239,093
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	433,008	417,986
FNMA, Series 2016-79, Class L	2.500%	10/25/44	619,488	587,847
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,008,384	946,181
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,248,171	1,170,791
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	76,833	71,495
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,097,409	1,078,276
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	535,310	501,073
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	940,653	884,172
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	115,716	108,577
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	376,527	374,874
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,555,611	1,498,786
FNMA, Pool #BE5067	3.500%	11/01/46	10,082,306	9,349,975
FNMA, Pool #BM5003	4.000%	03/01/47	873,036	836,712
FNMA, Pool #FM-4929	3.500%	03/01/48	3,602,634	3,328,629
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	6,012,294	5,870,866
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,244,276	1,112,073
FNMA, Pool #BM5003	3.500%	08/01/49	299,374	276,580
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	89,896	78,853
FNMA, Pool #FS4218	4.000%	10/01/49	7,213,159	6,935,566
FNMA, Pool #CA4860	3.000%	12/01/49	22,232,406	19,764,757
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	5,456,539	4,157,836
FNMA, Pool #FM9631	3.000%	11/01/51	6,484,690	5,750,328
FNMA, Pool #FS3678	3.000%	12/01/51	10,105,901	8,987,979
FNMA, Pool #CB3051	3.000%	03/01/52	5,450,018	4,848,721
FNMA, Pool #FS4520	3.000%	04/01/52	27,329,211	24,265,304
FNMA, Pool #FS4608	3.000%	05/01/52	7,955,654	7,065,817
FNMA, Pool #FS7972	3.000%	05/01/52	9,920,059	8,806,377
FNMA, Pool #FS2724	3.000%	07/01/52	12,120,067	10,725,644
FNMA, Pool #FS8070	3.000%	07/01/52	9,493,292	8,387,042
FNMA, Series FS8767	3.500%	08/01/52	9,989,544	9,212,278
				274,048,080

The accompanying notes are an integral part of these financial statements.
11

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.9%	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 0.8%
GNMA, Pool #002658M	6.500%	10/01/28	$1,521	$1,541
GNMA, Pool #002945M	7.500%	07/01/30	229	234
GNMA, Pool #004187M	5.500%	07/01/38	6,200	6,359
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	18,091,204	15,251,295
				15,259,429

Total Collateralized Mortgage Obligations (Cost $467,479,985)				$455,424,875

MUNICIPAL BONDS — 0.8%
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$1,835,000	$1,818,394
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	5,000,000	4,566,080
Sycamore Ohio Community SD Taxable School Improvement, Series 2010	5.850%	12/01/28	510,000	527,151
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	7,907,869	8,045,639
Total Municipal Bonds (Cost $15,265,502)				$14,957,264

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bonds — 21.5%
U.S. Treasury Bonds	4.250%	05/15/39	$71,000,000	$68,581,562
U.S. Treasury Bonds	2.250%	05/15/41	132,000,000	96,236,250
U.S. Treasury Bonds	2.375%	02/15/42	50,000,000	36,468,750
U.S. Treasury Bonds	3.125%	08/15/44	85,000,000	66,499,219
U.S. Treasury Bonds	3.000%	11/15/44	85,000,000	65,011,719
U.S. Treasury Bonds	4.750%	02/15/56	62,000,000	60,246,562
				393,044,062
U.S. Treasury Notes — 2.1%
U.S. Treasury Notes	4.125%	11/15/32	31,500,000	31,219,453
U.S. Treasury Notes	3.500%	02/15/33	8,000,000	7,633,125
				38,852,578

Total U.S. Treasury Obligations (Cost $446,758,073)				$431,896,640

The accompanying notes are an integral part of these financial statements.
12

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)	354,596	$9,134,393

MONEY MARKET FUNDS — 0.0% (b)
First American Government Obligations Fund - Class Z, 3.53% (c) (Cost $854,638)	854,638	$854,638

Investments at Value — 99.2% (Cost $1,855,258,201)		$1,813,980,276

Other Assets in Excess of Liabilities — 0.8%		15,225,039

Net Assets — 100.0%		$1,829,205,315

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $36,697,775 as of June 30, 2026, representing 2.0% of net assets.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

The accompanying notes are an integral part of these financial statements.
13

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 46.5%	Coupon	Maturity	Par Value	Value
Finance — 22.2%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,016,444
American Express Co.	5.043%	07/26/28	1,250,000	1,257,335
American Express Co.	5.532%	04/25/30	3,630,000	3,710,464
AON Corp.	3.750%	05/02/29	2,615,000	2,551,589
AON Corp.	2.800%	05/15/30	885,000	823,706
Bank of America Corp.	5.202%	04/25/29	4,925,000	4,971,308
Bank of New York Mellon Corp. (The)	5.060%	07/22/32	2,500,000	2,529,555
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	3,690,000	3,577,286
Chubb INA Holdings, Inc.	1.375%	09/15/30	6,387,000	5,600,029
Essex Portfolio, L.P.	4.000%	03/01/29	2,316,000	2,277,944
Essex Portfolio, L.P.	3.000%	01/15/30	2,690,000	2,536,846
Fifth Third Bancorp	4.772%	07/28/30	5,420,000	5,409,748
Huntington Bancshares, Inc.	6.208%	08/21/29	3,800,000	3,911,578
KeyCorp	2.250%	04/06/27	2,000,000	1,967,203
KeyCorp, Series S	5.121%	04/04/31	1,900,000	1,912,805
Marsh & McLennan Cos., Inc.	4.550%	11/08/27	750,000	751,420
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	2,835,000	2,824,213
Morgan Stanley	3.591%	07/22/28	3,600,000	3,560,316
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,018,663
Progressive Corp.	3.000%	03/15/32	2,476,000	2,260,713
Prologis, Inc.	3.875%	09/15/28	1,815,000	1,789,257
Prologis, Inc.	4.750%	01/15/31	1,000,000	1,005,194
Prologis, Inc.	4.250%	06/15/31	500,000	490,743
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,121,254
Truist Financial Corp.	2.250%	03/11/30	7,225,000	6,592,919
U.S. Bancorp, Series CC	5.384%	01/23/30	6,165,000	6,268,786
Wells Fargo & Co., Series W	5.574%	07/25/29	6,500,000	6,610,817
				82,348,135
Industrials — 16.3%
Becton Dickinson & Co.	3.700%	06/06/27	4,500,000	4,470,055
Berkshire Hathaway Energy Corp.	1.650%	05/15/31	7,177,000	6,215,794
Burlington Northern Santa Fe, LLC	6.750%	03/15/29	3,025,000	3,190,421
Cisco Systems, Inc.	4.850%	02/26/29	3,830,000	3,870,555
Cisco Systems, Inc.	5.050%	02/26/34	2,750,000	2,773,832
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,183,542
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,328,686
Dover Corp.	2.950%	11/04/29	5,393,000	5,114,515
Eaton Corp.	4.500%	03/06/33	3,055,000	2,992,080
Home Depot, Inc. (The)	2.950%	06/15/29	500,000	480,090
Honeywell Aerospace, Inc., 144A	4.600%	03/16/33	5,500,000	5,396,732
Lowe’s Cos., Inc.	3.100%	05/03/27	500,000	495,141
Lowe’s Cos., Inc.	1.300%	04/15/28	1,000,000	945,484
Parker-Hannifin Corp.	4.250%	09/15/27	4,000,000	3,992,795
PepsiCo, Inc.	1.625%	05/01/30	3,215,000	2,896,592
Roper Technologies, Inc.	1.400%	09/15/27	1,000,000	964,902
Roper Technologies, Inc.	4.250%	09/15/28	3,195,000	3,169,451
Target Corp.	2.350%	02/15/30	2,500,000	2,319,126
Target Corp.	5.000%	04/15/35	750,000	750,867
Xylem, Inc.	3.250%	11/01/26	3,500,000	3,489,267

The accompanying notes are an integral part of these financial statements.
14

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 46.5%	Coupon	Maturity	Par Value	Value
Xylem, Inc.	5.200%	06/01/33	$2,500,000	$2,533,516
				60,573,443
Utilities — 8.0%
Duke Energy Corp.	2.650%	09/01/26	3,250,000	3,240,299
Duke Energy Corp.	3.150%	08/15/27	523,000	515,534
Eversource Energy, Series M	3.300%	01/15/28	1,558,000	1,525,507
Eversource Energy, Series BB	5.125%	05/15/33	3,050,000	3,048,820
Florida Power & Light Co.	5.100%	04/01/33	4,880,000	4,942,782
Georgia Power Co., Series 2023-A	4.650%	05/16/28	4,000,000	4,012,190
Georgia Power Co., Series 2025-B	4.850%	03/15/31	1,500,000	1,509,948
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,341,316
Interstate Power & Light Co.	2.300%	06/01/30	747,000	684,246
Interstate Power & Light Co.	5.700%	10/15/33	1,500,000	1,554,624
National Rural Utilities Cooperative Finance Corp. (The)	1.650%	06/15/31	1,000,000	866,250
Xcel Energy, Inc.	4.000%	06/15/28	1,000,000	988,692
Xcel Energy, Inc.	3.400%	06/01/30	4,929,000	4,683,346
				29,913,554

Total Corporate Bonds (Cost $173,225,559)				$172,835,132

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%
Federal Home Loan Mortgage Corporation — 4.3%
FHLMC, Series 5607, Class GC	4.250%	06/15/31	$5,563,913	$5,482,706
FHLMC, Pool #G1-8642	3.500%	04/01/32	257,669	252,146
FHLMC, Series 5616, Class DA	4.250%	06/15/32	2,056,121	2,012,243
FHLMC, Series 4151, Class PA	2.000%	01/15/33	406,531	384,668
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,212,853	1,156,329
FHLMC, Pool #G0-8068	5.500%	07/01/35	47,440	48,610
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,141,187	1,998,184
FHLMC, Series 3946, Class LN	3.500%	04/15/41	80,637	79,449
FHLMC, Series 5189, Class PG	2.500%	09/25/51	1,958,551	1,799,687
FHLMC, Series 5301, Class ED	5.000%	04/01/53	2,853,529	2,854,165
				16,068,187
Federal National Mortgage Association — 2.1%
FNMA, Pool #MA0384	5.000%	04/01/30	27,378	27,507
FNMA, Pool #MA1237	3.000%	11/01/32	440,300	424,386
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	78,711	77,730
FNMA, Pool #FS0140	4.000%	11/01/37	2,204,367	2,155,590
FNMA, Pool #AA4392	4.000%	04/01/39	53,592	51,787
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	48,754	48,293
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,290	11,649
FNMA, Pool #FS9718	2.000%	08/01/42	4,573,309	3,950,656
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	174,207	162,178
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	384,676	362,981
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.951%	12/01/44	59,464	61,898
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	285,392	267,787
				7,602,442

The accompanying notes are an integral part of these financial statements.
15

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 0.7%
GNMA, Pool #MA7852M	2.000%	02/20/37	$1,952,896	$1,780,933
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	976,798	883,256
				2,664,189

Total Collateralized Mortgage Obligations (Cost $27,052,424)				$26,334,818

MUNICIPAL BONDS — 0.8%
Kansas Development Finance Authority, Series 2015-H	4.091%	04/15/27	$2,000,000	$1,997,100
Pennsylvania Economic Development Financing Authority Revenue, Series 2025	4.793%	06/01/30	1,175,000	1,190,283
Total Municipal Bonds (Cost $3,182,063)				$3,187,383

U.S. GOVERNMENT & AGENCIES — 2.2%
Federal Home Loan Bank — 2.2%
FHLB (Cost $8,274,674)	4.750%	12/10/32	$8,000,000	$8,150,523

U.S. TREASURY OBLIGATIONS — 41.4%
U.S. Treasury Notes — 41.4%
U.S. Treasury Notes	3.375%	02/29/28	$2,100,000	$2,073,750
U.S. Treasury Notes	3.875%	06/15/28	1,000,000	994,609
U.S. Treasury Notes	4.125%	11/30/29	450,000	449,297
U.S. Treasury Notes	3.500%	01/31/30	9,350,000	9,139,625
U.S. Treasury Notes	4.000%	02/28/30	13,000,000	12,921,797
U.S. Treasury Notes	4.000%	07/31/30	10,500,000	10,423,711
U.S. Treasury Notes	3.875%	09/30/30	12,295,000	12,023,165
U.S. Treasury Notes	0.875%	11/15/30	11,650,000	10,115,477
U.S. Treasury Notes	4.250%	02/28/31	3,000,000	3,005,391
U.S. Treasury Notes	4.250%	06/30/31	16,500,000	16,524,492
U.S. Treasury Notes	2.875%	05/15/32	15,050,000	13,971,809
U.S. Treasury Notes	4.000%	07/31/32	13,850,000	13,650,906
U.S. Treasury Notes	2.750%	08/15/32	13,770,000	12,645,809
U.S. Treasury Notes	4.000%	02/15/34	13,000,000	12,701,406
U.S. Treasury Notes	4.375%	05/15/34	5,250,000	5,251,641
U.S. Treasury Notes	4.250%	08/15/35	18,000,000	17,772,187
Total U.S. Treasury Obligations (Cost $154,826,870)				$153,665,072

The accompanying notes are an integral part of these financial statements.
16

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

PREFERRED STOCKS — 0.4%	Shares	Value
Financials — 0.4%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,542,766

MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund - Class Z, 3.53% (b) (Cost $2,827,942)	2,827,942	$2,827,942

Investments at Value — 99.2% (Cost $370,835,563)		$368,543,636

Other Assets in Excess of Liabilities — 0.8%		2,903,461

Net Assets — 100.0%		$371,447,097

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,396,732 as of June 30, 2026, representing 1.5% of net assets.

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.
17

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 60.8%	Coupon	Maturity	Par Value	Value
Finance — 30.4%
Allstate Corp. (The)	5.050%	06/24/29	$2,435,000	$2,464,839
American Express Co.	4.351%	07/20/29	3,275,000	3,258,111
Aon North America, Inc.	5.125%	03/01/27	1,810,000	1,816,389
Aon North America, Inc.	5.150%	03/01/29	800,000	811,178
Bank of America Corp.	5.202%	04/25/29	3,100,000	3,129,148
Bank of New York Mellon Corp., Series K	3.300%	08/23/29	3,350,000	3,217,777
Essex Portfolio, L.P.	4.000%	03/01/29	800,000	786,855
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	2,765,000	2,856,238
Huntington Bancshares, Inc.	6.208%	08/21/29	3,025,000	3,113,822
JPMorgan Chase & Co.	3.540%	05/01/28	3,275,000	3,247,882
KeyCorp	2.250%	04/06/27	2,687,000	2,642,937
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	1,555,000	1,549,083
Morgan Stanley	3.591%	07/22/28	3,070,000	3,036,158
NNN REIT, Inc.	3.600%	12/15/26	1,032,000	1,027,939
NNN REIT, Inc.	3.500%	10/15/27	1,000,000	987,382
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	1,525,000	1,534,487
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,640,000	1,620,936
Truist Financial Corp.	4.632%	09/17/29	1,170,000	1,158,709
Truist Financial Corp.	2.250%	03/11/30	2,275,000	2,075,971
U.S. Bancorp	4.548%	07/22/28	2,613,000	2,613,588
Wells Fargo & Co., Series W	5.574%	07/25/29	2,405,000	2,446,002
				45,395,431
Industrials — 17.6%
Becton Dickinson & Co.	3.700%	06/06/27	3,137,000	3,116,125
Eaton Corp. Ohio	3.850%	03/06/28	500,000	495,301
Enterprise Products Operating, LLC	4.150%	10/16/28	2,630,000	2,610,770
Honeywell Aerospace, Inc., 144A	4.000%	03/16/29	2,465,000	2,431,890
Johnson Controls International plc	5.500%	04/19/29	1,719,000	1,758,633
Parker-Hannifin Corp.	3.250%	03/01/27	2,235,000	2,221,217
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	638,847
Roper Technologies, Inc.	1.400%	09/15/27	2,880,000	2,778,917
Starbucks Corp.	4.850%	02/08/27	3,375,000	3,383,961
Target Corp.	3.375%	04/15/29	1,870,000	1,821,085
T-Mobile US, Inc.	3.750%	04/15/27	1,000,000	994,526
T-Mobile US, Inc.	2.050%	02/15/28	1,500,000	1,441,584
Xylem, Inc.	3.250%	11/01/26	1,156,000	1,152,455
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,482,469
				26,327,780
Utilities — 12.8%
Berkshire Hathaway, Inc.	8.480%	09/15/28	1,500,000	1,618,663
Duke Energy Corp.	3.150%	08/15/27	2,266,000	2,233,655
Emerson Electric Co.	2.000%	12/21/28	2,175,000	2,053,330
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,976,741
Eversource Energy, Series DD	5.000%	01/01/27	1,785,000	1,787,098
Florida Power & Light Co.	4.400%	05/15/28	1,000,000	1,000,491
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,285,000	3,231,298
Virginia Electric & Power Co., Series B	2.950%	11/15/26	1,805,000	1,795,686
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	993,934
Xcel Energy, Inc.	4.000%	06/15/28	500,000	494,346

The accompanying notes are an integral part of these financial statements.
18

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 60.8%	Coupon	Maturity	Par Value	Value
Xcel Energy, Inc.	2.600%	12/01/29	2,090,000	$1,951,163
				19,136,405

Total Corporate Bonds (Cost $90,842,962)				$90,859,616

COLLATERALIZED MORTGAGE OBLIGATIONS — 22.2%
Federal Home Loan Mortgage Corporation — 10.9%
FHLMC, Pool #SB-0037	2.500%	12/01/27	$46,349	$45,915
FHLMC, Pool #WN-5031	3.810%	07/01/29	2,000,000	1,962,610
FHLMC, Series 5607, Class GJ	4.000%	05/15/30	1,652,682	1,615,549
FHLMC, Series 5607, Class GC	4.250%	06/15/31	2,781,956	2,741,353
FHLMC, Pool #G1-5973	3.000%	07/01/31	320,645	312,908
FHLMC, Pool #V6-1479	2.500%	01/01/32	1,473,286	1,416,972
FHLMC, Pool #G1-8642	3.500%	04/01/32	483,472	473,110
FHLMC, Pool #ZT-1964	3.500%	06/01/32	389,371	381,685
FHLMC, Series 5616, Class DA	4.250%	06/15/32	1,380,400	1,350,942
FHLMC, Pool #G1-6330	3.500%	08/01/32	346,148	340,532
FHLMC, Series 5616, Class GB	4.150%	12/15/32	1,582,350	1,547,548
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,413,897	1,296,455
FHLMC, Pool #ZS-9286	4.500%	04/01/35	464,508	462,512
FHLMC, Series 5050, Class BG	1.000%	01/15/41	507,869	457,286
FHLMC, Series 4125, Class KP	2.500%	05/15/41	180,820	176,816
FHLMC, Series 4009, Class PA	2.000%	06/15/41	29,567	28,654
FHLMC, Series 5301, Class ED	5.000%	04/01/53	1,621,323	1,621,685
				16,232,532
Federal National Mortgage Association — 11.3%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	116,288	113,879
FNMA, Pool #AL9230	3.500%	12/01/29	114,051	112,547
FNMA, Pool #MA0384	5.000%	04/01/30	68,444	68,766
FNMA, Pool #BZ4791	4.320%	09/01/30	1,000,000	993,158
FNMA, Pool #BZ5573	4.020%	11/01/30	1,500,000	1,471,580
FNMA, Pool #FM1926	3.000%	09/01/32	329,198	322,300
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	269,635	253,156
FNMA, Pool #FM2287	4.500%	03/01/34	431,723	432,303
FNMA, Pool #FA3509	3.500%	07/01/34	2,353,037	2,320,433
FNMA, Series 2020-B	4.500%	07/01/34	509,922	508,425
FNMA, Pool #FM2989	3.000%	09/01/34	380,230	369,039
FNMA, Pool #AL7077	4.000%	07/01/35	292,948	287,420
FNMA, Pool #FM4481	1.500%	10/01/35	3,436,786	3,076,335
FNMA, Pool #CA7891	1.500%	11/01/35	692,404	625,133
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	807,952	754,535
FNMA, Pool #FS6096	2.000%	03/01/37	2,382,435	2,178,911
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	1,715	1,715
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.951%	12/01/44	57,893	60,263
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.102%	02/01/46	45,841	47,733
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	3,752,567	2,859,424
				16,857,055

Total Collateralized Mortgage Obligations (Cost $34,681,994)				$33,089,587

The accompanying notes are an integral part of these financial statements.
19

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 3.7%	Coupon	Maturity	Par Value	Value
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.238%	06/01/27	$465,000	$465,689
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.169%	06/01/28	725,000	723,619
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,000,000	990,950
Madison Ohio LSD Lake County Special Obligation Taxable Tax Anticipation Notes, Series 2026	5.875%	06/24/27	800,000	804,663
New York New York Taxable Fiscal 2026 Subordinated, Series H-1	4.253%	02/01/29	500,000	497,395
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,461,017
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	540,992
Total Municipal Bonds (Cost $5,489,944)				$5,484,325

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Notes — 12.1%
U.S. Treasury Notes	2.250%	08/15/27	$1,500,000	$1,468,945
U.S. Treasury Notes	2.875%	05/15/28	1,700,000	1,660,688
U.S. Treasury Notes	3.125%	11/15/28	3,110,000	3,037,352
U.S. Treasury Notes	2.625%	02/15/29	7,300,000	7,022,258
U.S. Treasury Notes	2.375%	05/15/29	3,500,000	3,332,656
U.S. Treasury Notes	1.500%	02/15/30	1,750,000	1,594,141
Total U.S. Treasury Obligations (Cost $18,147,846)				$18,116,040

MONEY MARKET FUNDS — 0.2%	Shares	Value
First American Government Obligations Fund — Class Z, 3.53% (b) (Cost $374,045)	374,045	$374,045

Investments at Value — 99.0% (Cost $149,536,791)		$147,923,613

Other Assets in Excess of Liabilities — 1.0%		1,421,599

Net Assets — 100.0%		$149,345,212

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,431,890 as of June 30, 2026, representing 1.6% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.
20

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 64.6%	Coupon	Maturity	Par Value	Value
Finance — 27.3%
Allstate Corp. (The)	5.250%	03/30/33	$400,000	$406,578
American Express Co.	5.532%	04/25/30	675,000	689,962
AON North America, Inc.	5.450%	03/01/34	745,000	760,302
Bank of America Corp., Series N	1.922%	10/24/31	785,000	696,588
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	735,000	712,549
Chubb INA Holdings, Inc.	1.375%	09/15/30	625,000	547,991
Citigroup, Inc.	2.561%	05/01/32	615,000	552,919
Essex Portfolio, L.P.	3.000%	01/15/30	775,000	730,876
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	785,000	810,903
Huntington Bancshares, Inc.	2.550%	02/04/30	750,000	693,001
Iron Mountain, Inc., 144A	5.250%	07/15/30	245,000	241,139
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	768,312
KeyCorp	6.401%	03/06/35	505,000	536,848
Morgan Stanley	3.591%	07/22/28	945,000	934,583
MSCI, Inc., 144A	4.000%	11/15/29	560,000	542,345
National Retail Properties, Inc.	4.300%	10/15/28	710,000	704,969
PNC Financial Services Group, Inc. (The)	4.899%	05/13/31	630,000	633,330
Prologis, Inc.	5.125%	01/15/34	730,000	735,005
SBA Communications Corp.	3.125%	02/01/29	550,000	526,281
Truist Financial Corp.	2.250%	03/11/30	1,070,000	976,391
U.S. Bancorp, Series BB	4.967%	07/22/33	965,000	956,469
				14,157,341
Industrials — 28.7%
ADT, Inc., 144A	4.125%	08/01/29	570,000	546,196
Allison Transmission, Inc., 144A	4.750%	10/01/27	245,000	244,520
Axon Enterprise, Inc., 144A	6.125%	03/15/30	260,000	265,235
Ball Corp.	6.000%	06/15/29	260,000	264,291
Becton Dickinson & Co.	3.700%	06/06/27	220,000	218,536
Becton Dickinson & Co.	2.823%	05/20/30	330,000	308,051
Bellring Brands, Inc., 144A	7.000%	03/15/30	515,000	515,177
Berkshire Hathaway Energy Corp.	1.650%	05/15/31	600,000	519,643
Cisco Systems, Inc.	5.050%	02/26/34	1,000,000	1,008,666
CVS Health Corp.	4.300%	03/25/28	615,000	611,837
Dover Corp.	2.950%	11/04/29	295,000	279,767
Duke Energy Corp.	2.450%	06/01/30	785,000	721,744
Element Solutions, Inc., 144A	3.875%	09/01/28	260,000	253,639
ESAB Corp., 144A	6.250%	04/15/29	265,000	268,965
Gen Digital, Inc., 144A	7.125%	09/30/30	255,000	259,416
HCA Healthcare, Inc.	5.600%	04/01/34	525,000	535,800
Honeywell Aerospace, Inc., 144A	4.600%	03/16/33	550,000	539,673
Kroger Co.	1.700%	01/15/31	590,000	517,193
Mattel, Inc., 144A	3.750%	04/01/29	255,000	247,316
PepsiCo, Inc., Series 2020-D	5.000%	02/07/35	1,060,000	1,065,835
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	700,000	708,629
Roper Technologies, Inc.	1.750%	02/15/31	945,000	821,933
SS&C Technologies, Inc., 144A	5.500%	09/30/27	245,000	244,933
Target Corp.	5.000%	04/15/35	700,000	700,810
T-Mobile US, Inc.	2.625%	02/15/29	540,000	513,587
TransDigm, Inc., 144A	6.375%	03/01/29	265,000	269,175
Twilio, Inc.	3.625%	03/15/29	285,000	274,799

The accompanying notes are an integral part of these financial statements.
21

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

CORPORATE BONDS — 64.6%	Coupon	Maturity	Par Value	Value
United Rentals North America, Inc.	4.875%	01/15/28	$275,000	$273,990
US Foods, Inc., 144A	4.625%	06/01/30	280,000	273,241
Walmart, Inc.	4.900%	04/28/35	585,000	589,965
Xylem, Inc.	5.200%	06/01/33	790,000	800,591
Yum! Brands, Inc., 144A	4.750%	01/15/30	275,000	270,506
				14,933,659
Utilities — 8.6%
Berkshire Hathaway, Inc.	3.700%	07/15/30	300,000	289,731
Eversource Energy, Series BB	5.125%	05/15/33	715,000	714,723
Florida Power & Light Co.	5.100%	04/01/33	925,000	936,900
Georgia Power Co., Series 2019-B	2.650%	09/15/29	230,000	216,928
Interstate Power & Light Co.	4.100%	09/26/28	605,000	598,435
MPLX, L.P.	5.500%	06/01/34	470,000	475,248
National Rural Utilities Cooperative Finance Corp. (The)	1.350%	03/15/31	500,000	430,835
Xcel Energy, Inc.	5.500%	03/15/34	800,000	812,459
				4,475,259

Total Corporate Bonds (Cost $33,484,960)				$33,566,259

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.3%
Federal Home Loan Mortgage Corporation — 8.9%
FHLMC, Series 5607, Class GC	4.250%	06/15/31	$788,221	$776,717
FHLMC, Series 5616, Class GB	4.150%	12/15/32	953,223	932,258
FHLMC, Pool #ZS-9278	4.000%	05/01/37	222,815	218,066
FHLMC, Series 4709, Class EA	3.000%	01/15/46	428,445	411,465
FHLMC, Series 5220, Class KC	3.500%	01/25/46	205,081	198,537
FHLMC, Pool #SD-0695	4.000%	12/01/49	875,411	833,567
FHLMC, Pool #QC-6512	2.500%	09/01/51	611,631	522,171
FHLMC, Series 5189, Class PG	2.500%	09/25/51	216,399	198,846
FHLMC, Pool #SD-0767	3.000%	11/01/51	354,494	314,816
FHLMC, Series 5301, Class ED	5.000%	04/01/53	226,985	227,036
				4,633,479
Federal National Mortgage Association — 14.6%
FNMA, Pool #MA1222	4.000%	10/01/32	192,231	189,505
FNMA, Pool #AL5491	4.000%	06/01/34	185,114	181,880
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	756,549
FNMA, Series 2025-52, Class HV	3.500%	10/25/36	479,553	454,122
FNMA, Pool #MA3071	4.000%	07/01/37	254,955	248,872
FNMA, Pool #FM9469	4.000%	08/01/39	152,970	148,785
FNMA, Pool #AU7025	3.000%	11/01/43	288,323	260,987
FNMA, Pool #MA2895	3.000%	02/01/47	342,098	305,993
FNMA, Pool #CA2479	4.500%	10/01/48	744,291	728,765
FNMA, Pool #FS4218	4.000%	10/01/49	730,278	702,174
FNMA, Pool #FS8716	3.500%	08/01/50	1,185,173	1,095,033
FNMA, Pool #CB0734	3.000%	06/01/51	471,725	418,596
FNMA, Pool #FA0053	4.000%	08/01/51	934,294	885,974
FNMA, Pool #FS1074	3.000%	03/01/52	686,999	611,203
FNMA, Pool #FS4520	3.000%	04/01/52	339,834	301,735
FNMA, Pool #FS4608	3.000%	05/01/52	300,359	266,764
				7,556,937

The accompanying notes are an integral part of these financial statements.
22

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.3%	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 0.8%
GNMA, Pool #MA7852M	2.000%	02/20/37	$453,351	$413,431

Total Collateralized Mortgage Obligations (Cost $12,641,121)				$12,603,847

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds — 8.4%
U.S. Treasury Bonds	4.250%	05/15/39	$690,000	$666,497
U.S. Treasury Bonds	2.250%	05/15/41	1,300,000	947,781
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	955,481
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	841,313
U.S. Treasury Bonds	2.750%	08/15/47	300,000	212,203
U.S. Treasury Bonds	2.000%	02/15/50	260,000	151,531
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	583,770
				4,358,576
U.S. Treasury Notes — 1.3%
U.S. Treasury Notes (b)	4.000%	01/31/31	250,000	247,832
U.S. Treasury Notes	4.625%	02/15/35	425,000	431,773
				679,605

Total U.S. Treasury Obligations (Cost $5,613,219)				$5,038,181

PREFERRED STOCKS — 0.3%	Shares	Value
Financials — 0.3%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,387)	6,500	$167,440

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class Z, 3.53% (c) (Cost $44,687)	44,687	$44,687

Investments at Value — 99.0% (Cost $51,954,374)		$51,420,414

Other Assets in Excess of Liabilities — 1.0%		522,202

Net Assets — 100.0%		$51,942,616

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value as of June 30, 2026 is $248,062.
(c)	The rate shown is the 7-day effective yield as of June 30, 2026.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,690,105 as of June 30, 2026, representing 11.0% of net assets.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.
23

CORE PLUS BOND FUND	SCHEDULE OF FUTURES CONTRACTS AS OF JUNE 30, 2026 — UNAUDITED

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Appreciation
Treasury Futures
U.S. Treasury Long Bond Future	21	9/18/2026	$2,350,405	$2,383,500	$33,095
Ultra 10-Year U.S. Treasury Note Future	10	9/18/2026	1,118,616	1,124,688	6,072
Ultra U.S. Treasury Bond Future	7	9/18/2026	798,726	813,093	14,367
Total Futures Contracts			$4,267,747	$4,321,281	$53,534

The average monthly notional value of futures contracts during the six months ended June 30, 2026 was $4,449,307.

The accompanying notes are an integral part of these financial statements.
24

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 98.6%	Coupon	Maturity	Par Value	Value
General Obligation - City — 6.3%
Akron Ohio Various Purpose	5.000%	12/01/40	$315,000	$344,167
Akron Ohio Various Purpose, Series 2024	4.250%	12/01/44	1,000,000	1,018,287
Akron Ohio Various Purpose	4.375%	12/01/45	560,000	569,846
Bowling Green Ohio Ltd. Tax Fire Department Improvement	6.500%	12/01/28	505,000	551,442
Bowling Green Ohio Ltd. Tax Fire Department Improvement	6.500%	12/01/30	445,000	515,258
Columbus Ohio Various Purpose, Series A	5.000%	10/01/43	500,000	558,269
Cuyahoga Heights Ohio Bond Anticipation Notes Capital Improvement	4.000%	06/03/27	1,000,000	1,012,992
Dayton Ohio Refunding and Improvement, Series 2024	5.000%	12/01/41	1,005,000	1,095,361
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	2,000,000	1,967,796
Huron Ohio Ltd. Tax GO Street Improvement, Series 2026	6.000%	12/01/30	95,000	108,429
Jefferson Township Ohio Fire Facilities	4.500%	12/01/44	420,000	442,854
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	503,312
Plain Township Ohio Capital Facilities, Series 2026	5.000%	12/01/28	120,000	127,095
Plain Township Ohio Capital Facilities, Series 2026	5.000%	12/01/29	180,000	194,239
Plain Township Ohio Capital Facilities, Series 2026	5.000%	12/01/30	170,000	186,504
Plain Township Ohio Capital Facilities, Series 2026	5.000%	12/01/38	415,000	475,157
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/49	1,250,000	1,232,305
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/50	1,000,000	977,635
				11,880,948
General Obligation - County — 2.8%
Cuyahoga County Ohio GO Capital Facilities, Series 2026	5.000%	12/01/43	2,000,000	2,220,218
Cuyahoga County Ohio GO Capital Facilities, Series 2026	5.000%	12/01/44	750,000	827,043
Cuyahoga County Ohio GO Capital Facilities, Series 2026	5.000%	12/01/45	750,000	826,723
Fairfield County Ohio Refunding Various Purpose, Series B	5.000%	12/01/37	370,000	433,061
Hamilton County Ohio GO	5.000%	12/01/44	995,000	1,088,558
				5,395,603
General Obligation - State — 2.7%
Ohio State Highway Capital Improvement, Series Z	5.000%	05/01/32	2,000,000	2,244,038
Ohio State Highway Capital Improvement, Series Z	5.000%	05/01/40	1,500,000	1,708,589
Ohio State Infrastructure Improvement, Series 2026-A	5.000%	03/01/43	1,105,000	1,240,347
				5,192,974
Higher Education — 17.9%
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/32	300,000	334,117
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/40	710,000	795,572
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/41	1,250,000	1,394,439
Bowling Green State University Ohio General Receipts Refunding, Series 2026-A	5.000%	06/01/42	1,000,000	1,106,995
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,746,916
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University, Series 2016	5.000%	09/01/26	580,000	581,476
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	518,553
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	970,791
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,171,616
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	991,687
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	1,000,000	990,759

The accompanying notes are an integral part of these financial statements.
25

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 98.6%	Coupon	Maturity	Par Value	Value
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	$600,000	$601,124
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,717,911
Ohio Higher Education Facilities Revenue - Denison University, Series 2021-A	5.000%	11/01/53	5,000,000	5,222,447
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/29	565,000	585,309
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/30	935,000	974,117
Ohio Higher Education Facilities Revenue - Kenyon College	5.000%	07/01/36	120,000	131,641
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	694,337
Ohio Higher Education Facilities Revenue - Kenyon College	5.000%	07/01/42	320,000	334,619
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,054,504
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	628,010
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,069,168
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,071,805
Ohio State University General Receipts, Series 2023-C	5.250%	12/01/46	535,000	579,233
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,120,000	2,054,654
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	305,000	305,421
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	310,000	310,433
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	265,000	265,370
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	540,000	540,712
University of Akron Ohio General Receipts Revenue, Series 2021-A	5.000%	01/01/31	390,000	422,401
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	395,000	395,000
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	605,000	605,623
University of Cincinnati General Receipts Revenue, Series 2024-A	5.250%	06/01/54	1,000,000	1,055,810
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	562,387
				33,784,957
Hospital/Health Bonds — 16.2%
Allen County Ohio Hospital Facilities Revenue Bons Secours Mercy Health	5.000%	12/01/30	1,140,000	1,224,525
Allen County Ohio Hospital Facilities Revenue Bons Secours Mercy Health, Series 2025-A	5.000%	11/01/34	2,000,000	2,255,863
Colorado Health Facilities Authority Revenue, Series 2025-A	5.000%	12/01/26	475,000	478,871
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	804,176
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,331,291
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	1,500,000	1,644,775
Hamilton County Industry Hospital Association Lease Rental Revenue Refunding Property Tax Riverview Health	4.125%	07/15/44	1,050,000	1,052,322
Hamilton County Industry Hospital Association Lease Rental Revenue Refunding Property Tax Riverview Health	4.250%	07/15/45	1,900,000	1,913,808
Hamilton County Ohio Health Care Facilities Revenue Refunding and Improvement Christ Hospital, Series 2026	5.000%	06/01/31	700,000	757,484
Hamilton County Ohio Health Care Facilities Revenue Refunding and Improvement Christ Hospital, Series 2026	5.000%	06/01/38	1,205,000	1,334,097
Hamilton County Ohio Health Care Facilities Revenue Refunding and Improvement Christ Hospital, Series 2026	5.000%	06/01/39	1,000,000	1,100,484

The accompanying notes are an integral part of these financial statements.
26

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 98.6%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care Facilities Revenue Refunding and Improvement Christ Hospital, Series 2026	5.000%	06/01/41	$1,005,000	$1,100,089
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,745,773
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/39	1,200,000	1,201,207
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/46	1,800,000	1,731,596
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	150,000	151,121
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,316,964
Ohio State Capital Facilities Lease Appropriation	5.000%	02/01/34	1,000,000	1,143,550
Ohio State Hospital Revenue Cleveland Clinic Health System, Series 2026-A	5.000%	01/01/29	600,000	633,518
Ohio State Hospital Revenue Refunding Cleveland Clinic Health, Series 2017-A	5.000%	01/01/30	380,000	392,220
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2025-A	5.000%	01/15/27	925,000	935,165
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2020-A	5.000%	01/15/50	750,000	750,521
Pennsylvania Economic Development Financing Authority UPMC Revenue, Series 2025-A	5.000%	03/15/60	3,610,000	3,876,848
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue Bond Secours Mercy Health Incorporate, Series 2025-B-2	5.001%	11/01/49	700,000	755,400
				30,631,668
Housing — 5.7%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	1,400,000	1,414,254
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	2,069,856
FHLMC, Series M-053	2.550%	06/15/35	3,510,000	3,164,592
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,767,288	1,691,284
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	570,000	572,831
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,045,000	1,043,607
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	320,000	319,678
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	520,142
				10,796,244
Multi-Family Housing — 2.0%
Denver Colorado City and County Multi Family Housing Revenue, Series 2025-B	5.000%	10/01/28	1,000,000	1,021,608
Durham North Carolina Housing Authority Multi Family Housing Revenue, Series 2025	3.625%	04/01/29	1,120,000	1,134,406
Greene County Ohio Port Authority Multi Family Housing Revenue, Series 2025	4.660%	12/01/40	608,000	648,621
Ohio Housing Finance Agency Multi Family Revenue, Series 2025	3.700%	11/01/47	1,000,000	1,004,496
				3,809,131

The accompanying notes are an integral part of these financial statements.
27

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 98.6%	Coupon	Maturity	Par Value	Value
Other Revenue — 17.8%
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/33	$650,000	$722,648
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/40	1,000,000	1,116,885
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/42	500,000	551,024
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/43	710,000	777,359
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/43	750,000	825,201
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/44	740,000	805,293
Black Belt Energy Gas District Alabama Gas Project Revenue, Series A	5.000%	12/01/32	2,020,000	2,138,579
Black Belt Energy Gas District Alabama Gas Project Revenue, Series F	5.000%	12/01/35	1,700,000	1,796,419
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, Series D-1	5.500%	06/01/49	2,200,000	2,301,633
Cincinnati Ohio Economic Development Revenue Findlay Community Center Project, Series 2026-A	5.000%	11/01/39	1,385,000	1,551,865
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series A-1	5.500%	11/01/53	500,000	536,635
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series B	5.250%	07/01/54	2,525,000	2,711,337
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	656,127
Kentucky State Property and Buildings Commission Revenues, Series A	4.250%	09/01/45	350,000	349,403
Kentucky State Property and Buildings Commission Revenues, Series A	5.000%	09/01/45	1,000,000	1,075,951
Lancaster Port Authority Ohio Gas Supply Revenue, Series 2024-A	5.000%	02/01/55	2,135,000	2,263,774
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	995,929
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,097,551
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue, Series 2024	5.000%	12/01/44	1,000,000	1,030,662
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	700,681
Rockport Industry Pollution Control Revenue Refunding Industry Michigan Power Co., Series 2025-A	3.700%	06/01/47	500,000	507,999
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	402,071
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	576,326
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	399,542
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	396,786
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	435,396
Texas Municipal Gas Acquisition and Supply Corp. IV Gas Supply Revenue, Series A	5.500%	01/01/54	1,685,000	1,777,825
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue	5.000%	01/01/55	2,445,000	2,596,727
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	1,500,000	1,514,801
				33,612,429
School District — 22.0%
Allen Park Michigan Public SD	4.500%	11/01/50	450,000	450,582
Athens City SD, Series 2019-A	4.000%	12/01/33	750,000	764,471

The accompanying notes are an integral part of these financial statements.
28

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 98.6%	Coupon	Maturity	Par Value	Value
Athens City SD, Series 2024	4.000%	12/01/53	$750,000	$695,340
Bay Village Ohio CSD Certificates of Participation, Series 2026	5.000%	12/01/42	340,000	375,241
Bay Village Ohio CSD Certificates of Participation, Series 2026	5.000%	12/01/43	335,000	367,788
Bay Village Ohio CSD Certificates of Participation, Series 2026	5.000%	12/01/44	200,000	217,859
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	220,000	222,230
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,370,198
Bloomfield Hills Michigan SD School Building Site	5.000%	05/01/48	800,000	841,037
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,685,000	1,622,139
Bullit Kentucky SD Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,286,961
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,013,137
Dallas Texas Independent SD Multi Modal School Building, Series 2026-B	5.000%	02/15/56	1,500,000	1,598,632
Fort Bend Texas Independent SD Various Refunding, Series 2025-B	3.800%	08/01/55	1,000,000	1,018,008
Grandview Heights Ohio CSD School Facilities, Series 2025	5.000%	12/01/37	480,000	543,852
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,018,045
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	800,547
Jonathan Alder Ohio LSD School Facilities, Series 2026	5.000%	12/01/32	820,000	923,706
Jonathan Alder Ohio LSD School Facilities, Series 2026	5.000%	12/01/51	610,000	645,451
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	400,301
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	530,780
Kings LSD Ohio School Improvement, Series 2024	5.250%	12/01/54	3,090,000	3,220,063
Lawrence Township Industry School Building Corp. First Mortgage, Series B	4.125%	07/15/44	600,000	604,263
Margaretta Ohio LSD Certificates of Participation School Facilities Project, Series 2025	5.500%	10/01/31	555,000	621,003
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,000,000	966,021
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	570,624
Miami Township Ohio Montgomery County Refunding Various Purpose, Series 2019	4.000%	12/01/29	100,000	104,546
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,349,313
Monroe County Kentucky SD Finance Corp. School Building Revenue, Series 2026	4.000%	02/01/45	1,000,000	988,358
Ohio State Common Schools, Series 2026-A	5.000%	09/15/32	1,555,000	1,751,779
Ohio State Common Schools, Series 2025-A	5.000%	06/15/42	500,000	558,399
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	568,208
Pickerington Ohio LSD School Facilities Construction and Improvement, Series 2023	5.000%	12/01/53	1,400,000	1,441,270
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	834,501
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,867,302
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/30	200,000	215,476
Shaker Heights Ohio CSD Certificates Program, Series 2024	5.000%	12/15/49	875,000	906,715
Shaker Heights Ohio CSD Certificates Program, Series 2025	5.500%	11/01/62	1,500,000	1,613,726
Southwest Dubois County Industry Multi-School Building Corp., Series 2010-A	5.000%	07/15/43	600,000	649,615
Springboro Ohio Community CSD School Improvement, Series 2026	5.250%	12/01/61	1,000,000	1,046,610

The accompanying notes are an integral part of these financial statements.
29

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2026 — UNAUDITED

MUNICIPAL BONDS — 98.6%	Coupon	Maturity	Par Value	Value
St. Lucie County Florida School Board Certificates of Participation Master Lease Program, Series A	5.000%	07/01/48	$500,000	$521,898
Stark County Ohio Library District Special Obligation Library Facilities Notes	5.000%	12/01/43	870,000	939,441
Warren County Kentucky Board of Education, Series 2024	4.000%	12/01/37	1,000,000	1,015,191
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,206
William Penn Pennsylvania SD, Series 2026	5.000%	03/15/46	1,000,000	1,053,655
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/45	500,000	538,303
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/50	500,000	528,615
				41,576,406
Single-Family Housing — 1.0%
Ohio State Housing Finance Agency Residential Mortgage Revenue, Series D	5.500%	09/01/50	1,285,000	1,371,935
Ohio State Housing Finance Agency Residential Mortgage Revenue, Series D	6.375%	03/01/56	500,000	566,289
				1,938,224
Water And Sewer — 4.2%
Huntertown Industry Sewage Revenue, Series 2025	4.500%	01/01/45	560,000	579,998
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,456,757
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	880,000	874,959
Ohio State Water Development Authority Water Pollution Control Revenue, Series A	5.000%	12/01/43	195,000	214,945
Ohio State Water Development Authority Water Pollution Control Revenue, Series D	5.000%	12/01/43	210,000	232,856
Trinity River Authority Texas Ten Mile Creek System Revenue Refunding and Improvement	5.000%	08/01/42	1,370,000	1,509,381
				7,868,896

Total Municipal Bonds (Cost $190,203,211)				$186,487,480

MONEY MARKET FUNDS — 0.3%	Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 2.64% (a) (Cost $668,428)	668,428	$668,428

Investments at Value — 98.9% (Cost $190,871,639)		$187,155,908

Other Assets in Excess of Liabilities — 1.1%		1,987,211

Net Assets — 100.0%		$189,143,119

(a)	The rate shown is the 7-day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.
30

JOHNSON MUTUAL FUNDS	JUNE 30, 2026 — UNAUDITED

Statements of Assets and Liabilities

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund
Assets:
Investment Securities at Value*	$677,932,017	$163,364,346	$311,709,474
Dividends and Interest Receivable	635,019	111,850	2,911,437
Fund Shares Sold Receivable	15,247	156	67
Securities Sold Receivable	1,840,333	—	—
Paydowns Receivable	—	—	110,745
Variation Margin Receivable	—	—	2,011,200
Total Assets	$680,422,616	$163,476,352	$316,742,923

Liabilities:
Accrued Management Fees (Note 5)	$420,163	$118,162	$91,456
Accrued Shareholder Servicing Fees - Class S (Note 5)	23,915	3,692	—
Accrued Interest Expense (Note 8)	—	148	—
Fund Shares Redeemed Payable	2,379,831	74,247	300,000
Total Liabilities	$2,823,909	$196,249	$391,456

Net Assets	$677,598,707	$163,280,103	$316,351,467

Net Assets Consist of:
Paid-In Capital	$404,306,479	$114,593,983	$296,775,169
Accumulated Earnings	273,292,228	48,686,120	19,576,298

Net Assets	$677,598,707	$163,280,103	$316,351,467
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	N/A	17,438,533
Offering, Redemption and Net Asset Value Per Share	N/A	N/A	$18.14

Pricing of Class I Shares
Net Assets applicable to Class I Shares	$561,376,313	$144,866,873	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	14,368,128	2,543,000	N/A
Offering, Redemption and Net Asset Value Per Share	$39.07	$56.97	N/A

Pricing of Class S Shares
Net Assets applicable to Class S Shares	$116,222,394	$18,413,230	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,978,913	323,616	N/A
Offering, Redemption and Net Asset Value Per Share	$39.02	$56.90	N/A

* Identified Cost of Investment Securities	$455,145,099	$128,605,719	$313,484,805

The accompanying notes are an integral part of these financial statements.
31

JOHNSON MUTUAL FUNDS	JUNE 30, 2026 — UNAUDITED

Statements of Assets and Liabilities – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund	Institutional Short Duration Bond Fund
Assets:
Investment Securities at Value*	$1,813,980,276	$368,543,636	$147,923,613
Dividends and Interest Receivable	15,421,581	3,741,923	1,337,486
Fund Shares Sold Receivable	680,185	813,256	117,000
Paydowns Receivable	66,663	35,715	54,678
Total Assets	$1,830,148,705	$373,134,530	$149,432,777

Liabilities:
Accrued Management Fee (Note 5)	$377,562	$74,840	$33,068
Accrued Distribution Fee - Class F (Note 5)	1,464	14	9
Accrued Shareholder Servicing Fee - Class S (Note 5)	5,395	—	—
Accrued Interest Expense (Note 8)	1	—	—
Securities Purchased Payable	—	1,541,407	—
Fund Shares Redeemed Payable	558,968	71,172	54,488
Total Liabilities	$943,390	$1,687,433	$87,565

Net Assets	$1,829,205,315	$371,447,097	$149,345,212

Net Assets Consist of:
Paid-in Capital	$2,035,356,446	$393,357,488	$158,077,277
Accumulated Deficit	(206,151,131)	(21,910,391)	(8,732,065)

Net Assets	$1,829,205,315	$371,447,097	$149,345,212

Pricing of Class I Shares
Net assets applicable to Class I Shares	$1,791,040,046	$371,322,525	$149,272,540
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	123,703,916	25,247,771	9,995,139
Net Asset Value, offering price and redemption price	$14.48	$14.71	$14.93

Pricing of Class F Shares
Net assets applicable to Class F Shares	$11,953,454	$124,572	$72,672
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	812,898	8,290	4,808
Net Asset Value, offering price and redemption price	$14.70	$15.03	$15.12	(a)

Pricing of Class S Shares
Net assets applicable to Class S Shares	$26,211,815	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,813,224	N/A	N/A
Net Asset Value, offering price and redemption price	$14.46	N/A	N/A

* Identified Cost of Investment Securities	$1,855,258,201	$370,835,563	$149,536,791

(a)	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown rounded.

The accompanying notes are an integral part of these financial statements.
32

JOHNSON MUTUAL FUNDS	JUNE 30, 2026 — UNAUDITED

Statements of Assets and Liabilities – Continued

	Core Plus Bond Fund	Municipal Income Fund
Assets:
Investment Securities at Value*	$51,420,414	$187,155,908
Dividends and Interest Receivable	513,727	1,802,673
Fund Shares Sold Receivable	—	1,301,561
Securities Sold Receivable	471,301	7,987
Total Assets	$52,405,442	$190,268,129

Liabilities:
Accrued Management Fees (Note 5)	$19,888	$46,904
Fund Shares Redeemed Payable	420,000	38,166
Securities Purchased Payable	—	1,039,940
Variation Margin Payable	22,938	—
Total Liabilities	$462,826	$1,125,010

Net Assets	$51,942,616	$189,143,119

Net Assets Consist of:
Paid-In Capital	$54,061,800	$206,453,764
Accumulated Deficit	(2,119,184)	(17,310,645)

Net Assets	$51,942,616	$189,143,119
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,056,845	11,604,185

Offering, Redemption and Net Asset Value Per Share	$12.80	$16.30

* Identified Cost of Investment Securities	$51,954,374	$190,871,639

The accompanying notes are an integral part of these financial statements.
33

JOHNSON MUTUAL FUNDS	JUNE 30, 2026 — UNAUDITED

Statements of Operations

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund
	Six Months Ended 6/30/2026 (Unaudited)	Six Months Ended 6/30/2026 (Unaudited)	Six Months Ended 6/30/2026 (Unaudited)
Investment Income:
Dividends	$5,635,783	$1,183,356	$80,938
Less: Foreign withholding taxes on dividends (net of reclaims received)	(18,202)	—	—
Interest	—	—	6,446,027
Total Investment Income	5,617,581	1,183,356	6,526,965

Expenses:
Management Fee (Note 5)	$2,631,357	$759,241	$536,970
Shareholder Servicing Fees - Class S (Note 5)	149,847	22,309	—
Interest Expense (Note 8)	428	1,827	—
Other Expenses	313	313	313
Net Expenses	$2,781,945	$783,690	$537,283

Net Investment Income	$2,835,636	$399,666	$5,989,682

Realized and Unrealized Gains (Losses):
Net Realized Gains from Security Transactions	$36,589,062	$13,456,564	$17,771
Net Realized Gains from Futures Contracts	—	—	20,719,320
Net Change in Unrealized Appreciation (Depreciation) on Investments	(25,745,320)	2,664,953	(3,300,797)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	2,215,618

Net Gains on Investments and Futures Contracts	$10,843,742	$16,121,517	$19,651,912

Net Change in Net Assets from Operations	$13,679,378	$16,521,183	$25,641,594

The accompanying notes are an integral part of these financial statements.
34

JOHNSON MUTUAL FUNDS	JUNE 30, 2026 — UNAUDITED

Statements of Operations – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund	Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2026 (Unaudited)	Six Months Ended 6/30/2026 (Unaudited)	Six Months Ended 6/30/2026 (Unaudited)
Investment Income:
Dividends	$237,718	$70,233	$20,393
Interest	38,332,940	6,642,729	3,423,387
Total Investment Income	$38,570,658	$6,712,962	$3,443,780

Expenses:
Gross Management Fee (Note 5)	$2,794,649	$473,363	$243,181
Shareholder Servicing Fees - Class S (Note 5)	33,365	—	—
Distribution Fee - Class F (Note 5)	14,528	82	69
Interest Expense (Note 8)	1	—	—
Other Expenses	313	313	312
Total Expenses	$2,842,856	$473,758	$243,562
Management Fee Waiver (Note 5)	(465,786)	(78,896)	(40,531)
Distribution Fee Waiver (Note 5)	(5,811)	(33)	(27)
Net Expenses	$2,371,259	$394,829	$203,004

Net Investment Income	$36,199,399	$6,318,133	$3,240,776

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Investments	$(6,738,914)	$842,939	$126,621
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,065,662)	(5,394,523)	(1,908,835)

Net Losses on Investments	$(25,804,576)	$(4,551,584)	$(1,782,214)

Net Change in Net Assets from Operations	$10,394,823	$1,766,549	$1,458,562

The accompanying notes are an integral part of these financial statements.
35

JOHNSON MUTUAL FUNDS	JUNE 30, 2026 — UNAUDITED

Statements of Operations – Continued

	Core Plus Bond Fund	Municipal Income Fund
	Six Months Ended 6/30/2026 (Unaudited)	Six Months Ended 6/30/2026 (Unaudited)
Investment Income:
Dividends	$9,601	$36,923
Interest	1,271,640	3,758,915
Total Investment Income	1,281,241	3,795,838

Expenses:
Management Fee (Note 5)	$120,967	$281,207
Other Expenses	313	312
Net Expenses	$121,280	$281,519

Net Investment Income	$1,159,961	$3,514,319

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Investments	$43,088	$(942,450)
Net Realized Losses from Futures Contracts	(132,947)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(890,134)	2,018,558
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	76,146	—

Net Gains (Losses) on Investments and Futures Contracts	$(903,847)	$1,076,108

Net Change in Net Assets from Operations	$256,114	$4,590,427

The accompanying notes are an integral part of these financial statements.
36

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Opportunity Fund		Enhanced Return Fund
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
Operations:
Net Investment Income	$2,835,636	$6,711,944	$399,666	$1,024,921	$5,989,682	$10,601,994
Net Realized Gains from Investments and Foreign Currencies	36,589,062	35,743,072	13,456,564	7,287,371	17,771	74,412
Net Realized Gains from Futures Contracts	—	—	—	—	20,719,320	25,631,503
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(25,745,320)	35,296,975	2,664,953	(864,139)	(3,300,797)	5,059,133
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	—	—	2,215,618	7,262,112
Net Change in Net Assets from Operations	$13,679,378	$77,751,991	$16,521,183	$7,448,153	$25,641,594	$48,629,154

Distributions to Shareholders (see Note 2)	N/A	N/A	N/A	N/A	$(6,056,747)	$(51,002,634)
From Class I	—	$(24,359,741)	—	$(7,446,123)	N/A	N/A
From Class S	—	(4,738,877)	—	(793,950)	N/A	N/A
Total Distributions to Shareholders	$—	$(29,098,618)	$—	$(8,240,073)	$(6,056,747)	$(51,002,634)

Capital Share Transactions:
Proceeds from Sale of Shares	N/A	N/A	N/A	N/A	$10,816,279	$17,460,195
Shares Issued on Reinvestment of Distributions	N/A	N/A	N/A	N/A	6,049,233	50,945,967
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(26,260,944)	(50,005,581)
Net Change in Net Assets from Capital Share Transactions	N/A	N/A	N/A	N/A	$(9,395,432)	$18,400,581

From Class I
Proceeds from Sale of Shares	$33,716,316	$88,949,387	$7,064,489	$26,387,886	N/A	N/A
Shares Issued on Reinvestment of Distributions	—	24,291,611	—	7,429,435	N/A	N/A
Cost of Shares Redeemed	(68,842,595)	(103,025,041)	(33,258,586)	(27,950,246)	N/A	N/A
Net Change in Net Assets from Class I Capital Share Transactions	$(35,126,279)	$10,215,957	$(26,194,097)	$5,867,075	N/A	N/A

From Class S
Proceeds from Sale of Shares	$1,781,276	$15,639,099	$301,251	$2,722,638	N/A	N/A
Shares Issued on Reinvestment of Distributions	—	4,730,136	—	793,862	N/A	N/A
Cost of Shares Redeemed	(13,229,906)	(29,070,107)	(1,553,401)	(4,162,256)	N/A	N/A
Net Change in Net Assets from Class S Capital Share Transactions	$(11,448,630)	$(8,700,872)	$(1,252,150)	$(645,756)	N/A	N/A

Net Change in Net Assets	$(32,895,531)	$50,168,458	$(10,925,064)	$4,429,399	$10,189,415	$16,027,101

Net Assets at Beginning of Period	$710,494,238	$660,325,780	$174,205,167	$169,775,768	$306,162,052	$290,134,951
Net Assets at End of Period	$677,598,707	$710,494,238	$163,280,103	$174,205,167	$316,351,467	$306,162,052

The accompanying notes are an integral part of these financial statements.
37

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Equity Income Fund		Opportunity Fund		Enhanced Return Fund
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
Capital Share Activity(a)
Shares Sold	N/A	N/A	N/A	N/A	621,745	948,745
Shares Reinvested	N/A	N/A	N/A	N/A	363,984	2,944,268
Shares Redeemed	N/A	N/A	N/A	N/A	(1,503,654)	(2,818,065)
Net Change in Shares Outstanding	N/A	N/A	N/A	N/A	(517,925)	1,074,948
Shares Outstanding, beginning of Period	N/A	N/A	N/A	N/A	17,956,458	16,881,510
Shares Outstanding, end of Period	N/A	N/A	N/A	N/A	17,438,533	17,956,458

Class I
Shares Sold	848,614	2,391,733	131,149	510,991	N/A	N/A
Shares Reinvested	—	629,316	—	141,756	N/A	N/A
Shares Redeemed	(1,773,116)	(2,729,479)	(621,326)	(531,301)	N/A	N/A
Net Change in Shares Outstanding	(924,502)	291,570	(490,177)	121,446	N/A	N/A
Shares Outstanding, beginning of Period	15,292,630	15,001,060	3,033,177	2,911,731	N/A	N/A
Shares Outstanding, end of Period	14,368,128	15,292,630	2,543,000	3,033,177	N/A	N/A

Class S
Shares Sold	45,795	410,974	5,580	51,462	N/A	N/A
Share Reinvested	—	122,574	—	15,147	N/A	N/A
Shares Redeemed	(339,549)	(781,375)	(28,790)	(80,969)	N/A	N/A
Net Change in Shares Outstanding	(293,754)	(247,827)	(23,210)	(14,360)	N/A	N/A
Shares Outstanding, beginning of Period	3,272,667	3,520,494	346,826	361,186	N/A	N/A
Shares Outstanding, end of Period	2,978,913	3,272,667	323,616	346,826	N/A	N/A

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.
38

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
Operations:
Net Investment Income	$36,199,399	$70,448,586	$6,318,133	$10,955,451	$3,240,776	$7,598,338
Net Realized Gains (Losses) from Investments	(6,738,914)	(1,276,374)	842,939	807,191	126,621	255,091
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,065,662)	69,718,408	(5,394,523)	7,807,734	(1,908,835)	3,719,048
Net Change in Net Assets from Operations	$10,394,823	$138,890,620	$1,766,549	$19,570,376	$1,458,562	$11,572,477

Distributions to Shareholders (see Note 2):
From Class I	$(35,952,603)	$(69,875,329)	$(6,372,135)	$(11,110,070)	$(3,296,914)	$(7,737,700)
From Class F	(218,592)	(419,058)	(1,251)	(1,805)	(1,155)	(1,438)
From Class S	(495,291)	(1,123,888)	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	$(36,666,486)	$(71,418,275)	$(6,373,386)	$(11,111,875)	$(3,298,069)	$(7,739,138)

Capital Share Transactions:
From Class I
Proceeds from Shares Sold	$108,324,330	$280,114,407	$117,946,268	$86,285,964	$20,749,149	$35,293,049
Net Asset Value of Shares Issued on Reinvestment of Dividends	32,132,057	62,579,019	4,686,833	6,685,642	2,229,810	4,127,217
Payments for Shares Redeemed	(186,279,464)	(286,614,274)	(24,017,764)	(121,684,880)	(34,774,318)	(128,201,128)
Change in Net Assets from Class I Capital Share Transactions	$(45,823,077)	$56,079,152	$98,615,337	$(28,713,274)	$(11,795,359)	$(88,780,862)

From Class F
Proceeds from Shares Sold	$652,596	$1,155,033	$74,453	$70,182	$27,900	$35,000
Net Asset Value of Shares Issued on Reinvestment of Dividends	218,592	419,058	1,251	1,805	1,155	1,438
Payments for Shares Redeemed	(216,332)	(930,704)	(29,151)	(1,570)	(133)	—
Change in Net Assets from Class F Capital Share Transactions	$654,856	$643,387	$46,553	$70,417	$28,922	$36,438

From Class S
Proceeds from Shares Sold	$769,595	$2,707,622	N/A	N/A	N/A	N/A
Net Asset Value of Shares Issued on Reinvestment of Dividends	492,509	1,118,136	N/A	N/A	N/A	N/A
Payments for Shares Redeemed	(2,921,685)	(9,284,772)	N/A	N/A	N/A	N/A
Change in Net Assets from Class S Capital Share Transactions	$(1,659,581)	$(5,459,014)	N/A	N/A	N/A	N/A

Net Change in Net Assets	$(73,099,465)	$118,735,870	$94,055,053	$(20,184,356)	$(13,605,944)	$(84,911,085)

Net Assets at Beginning of Period	$1,902,304,780	$1,783,568,910	$277,392,044	$297,576,400	$162,951,156	$247,862,241
Net Assets at End of Period	$1,829,205,315	$1,902,304,780	$371,447,097	$277,392,044	$149,345,212	$162,951,156

The accompanying notes are an integral part of these financial statements.
39

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
Capital Share Activity(a)
Class I
Shares Sold	7,429,261	19,327,273	7,963,023	5,843,150	1,379,468	2,350,061
Shares Reinvested	2,206,446	4,318,281	316,902	452,288	148,582	274,846
Shares Redeemed	(12,786,770)	(19,841,551)	(1,621,301)	(8,266,950)	(2,317,611)	(8,541,967)
Net Change in Shares Outstanding	(3,151,063)	3,804,003	6,658,624	(1,971,512)	(789,561)	(5,917,060)
Shares Outstanding, beginning of Period	126,854,979	123,050,976	18,589,147	20,560,659	10,784,700	16,701,760
Shares Outstanding, end of Period	123,703,916	126,854,979	25,247,771	18,589,147	9,995,139	10,784,700

Class F
Shares Sold	43,931	79,247	4,942	4,670	1,834	2,309
Shares Reinvested	14,781	28,483	83	119	76	95
Shares Redeemed	(14,579)	(63,190)	(1,910)	(104)	(9)	—
Net Change in Shares Outstanding	44,133	44,540	3,115	4,685	1,901	2,404
Shares Outstanding, beginning of Period	768,765	724,225	5,175	490	2,907	503
Shares Outstanding, end of Period	812,898	768,765	8,290	5,175	4,808	2,907

Class S
Shares Sold	52,700	188,568	N/A	N/A	N/A	N/A
Share Reinvested	33,868	77,311	N/A	N/A	N/A	N/A
Shares Redeemed	(199,905)	(642,928)	N/A	N/A	N/A	N/A
Net Change in Shares Outstanding	(113,337)	(377,049)	N/A	N/A	N/A	N/A
Shares Outstanding, beginning of Period	1,926,561	2,303,610	N/A	N/A	N/A	N/A
Shares Outstanding, end of Period	1,813,224	1,926,561	N/A	N/A	N/A	N/A

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.
40

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Core Plus Bond Fund		Municipal Income Fund
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
Operations:
Net Investment Income	$1,159,961	$2,149,631	$3,514,319	$6,228,279
Net Realized Gains (Losses) from Investments	43,088	54,265	(942,450)	(3,879,251)
Net Realized Losses from Futures Contracts	(132,947)	(14,921)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(890,134)	1,620,298	2,018,558	4,451,620
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	76,146	111,813	—	—
Net Change in Net Assets from Operations	$256,114	$3,921,086	$4,590,427	$6,800,648

Distributions to Shareholders (see Note 2)	$(1,168,614)	$(2,167,921)	$(3,515,588)	$(6,248,768)

Capital Share Transactions:
Proceeds from Sale of Shares	$6,235,887	$13,630,845	$18,510,149	$64,208,432
Shares Issued on Reinvestment of Distributions	1,043,415	1,922,970	3,392,066	6,032,700
Cost of Shares Redeemed	(6,864,377)	(7,987,935)	(14,746,414)	(59,275,861)
Net Change in Net Assets from Capital Share Transactions	$414,925	$7,565,880	$7,155,801	$10,965,271

Net Change in Net Assets	$(497,575)	$9,319,045	$8,230,640	$11,517,151

Net Assets at Beginning of Period	$52,440,191	$43,121,146	$180,912,479	$169,395,328
Net Assets at End of Period	$51,942,616	$52,440,191	$189,143,119	$180,912,479

Capital Share Activity(a)
Shares Sold	479,652	1,070,489	1,134,339	4,027,048
Shares Reinvested	81,002	149,543	210,383	377,671
Shares Redeemed	(533,653)	(619,712)	(907,887)	(3,704,372)
Net Change in Shares Outstanding	27,001	600,320	436,835	700,347

Shares Outstanding, beginning of Period	4,029,844	3,429,524	11,167,350	10,467,003
Shares Outstanding, end of Period	4,056,845	4,029,844	11,604,185	11,167,350

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.
41

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended 6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023		2022	2021
Net Asset Value, beginning of period	$38.26		$35.65	$34.15	$30.91		$36.44	$31.35

Operations:
Net Investment Income	0.16	(a)	0.38 (a)	0.42 (a)	0.33	(a)	0.28	0.21
Net Realized and Unrealized Gains (Losses) on Investments	0.65		3.83	3.63	3.81		(3.82)	7.92
Total Operations	$0.81		$4.21	$4.05	$4.14		$(3.54)	$8.13

Distributions:
Net Investment Income	—		(0.37)	(0.45)	(0.30)		(0.30)	(0.21)
Net Realized Capital Gains	—		(1.23)	(2.10)	(0.60)		(1.69)	(2.83)
Total Distributions	$—		$(1.60)	$(2.55)	$(0.90)		$(1.99)	$(3.04)

Net Asset Value, end of period	$39.07		$38.26	$35.65	$34.15		$30.91	$36.44

Total Return(b)	2.12	%(c)	11.77%	11.79%	13.42%		(9.74%)	25.96%

Net Assets, end of period (millions)	$561.38		$585.17	$534.82	$484.82		$551.27	$609.71

Ratios/supplemental data(d)
Ratio of expenses to average net assets	0.75	%(e)	0.75%	0.75%	0.94	%(f)	1.00%	1.00%
Ratio of Net Investment Income to average net assets	0.85	%(e)	1.02%	1.14%	1.00%		0.84%	0.62%
Portfolio turnover rate(g)	15.74	%(c)	21.15%	20.64%	32.38%		22.66%	29.91%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Annualized
(f)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.75% (Note 5).
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
42

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended				Period
	6/30/2026		Year Ended December 31,		Ended
	(Unaudited)		2025	2024	12/31/2023*
Net Asset Value, beginning of period	$38.29		$35.65	$34.14	$33.21

Operations:
Net Investment Income(a)	0.12		0.29	0.33	0.10
Net Realized and Unrealized Gains on Investments	0.61		3.86	3.63	1.71
Total Operations	$0.73		$4.15	$3.96	$1.81

Distributions:
Net Investment Income	—		(0.28)	(0.35)	(0.28)
Net Realized Capital Gains	—		(1.23)	(2.10)	(0.60)
Total Distributions	$—		$(1.51)	$(2.45)	$(0.88)

Net Asset Value, end of period	$39.02		$38.29	$35.65	$34.14

Total Return(b)	1.91	%(c)	11.59%	11.53%	5.46	%(c)

Net Assets, end of period (millions)	$116.22		$125.33	$125.51	$135.34

Ratios/supplemental data(d)
Ratio of expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Ratio of Net Investment Income to average net assets	0.60	%(e)	0.77%	0.89%	1.00	%(e)
Portfolio turnover rate(f)	15.74	%(c)	21.15%	20.64%	32.38	%(c)

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
43

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023		2022	2021
Net Asset Value, beginning of period	$51.54		$51.87	$49.89	$44.15		$52.62	$45.55

Operations:
Net Investment Income	0.13	(a)	0.32 (a)	0.35 (a)	0.31	(a)	0.29	0.38
Net Realized and Unrealized Gains (Losses) on Investments	5.30		1.87	4.67	7.26		(6.83)	13.55
Total Operations	$5.43		$2.19	$5.02	$7.57		$(6.54)	$13.93

Distributions:
Net Investment Income	—		(0.30)	(0.33)	(0.31)		(0.29)	(0.39)
Net Realized Capital Gains	—		(2.22)	(2.71)	(1.52)		(1.64)	(6.47)
Total Distributions	$—		$(2.52)	$(3.04)	$(1.83)		$(1.93)	$(6.86)

Net Asset Value, end of period	$56.97		$51.54	$51.87	$49.89		$44.15	$52.62

Total Return(b)	10.54	%(c)	4.15%	10.03%	17.12%		(12.46%)	30.59%

Net Assets, end of period (millions)	$144.87		$156.33	$151.04	$112.88		$115.09	$126.09

Ratios/supplemental data(d)
Ratio of expenses to average net assets	0.90	%(e)	0.90%	0.90%	0.97	%(f)	1.00%	1.00%
Ratio of Net Investment Income to average net assets	0.50	%(e)	0.61%	0.65%	0.66%		0.63%	0.84%
Portfolio turnover rate(g)	14.41	%(c)	29.15%	20.74%	22.66%		26.51%	38.97%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Annualized.
(f)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.90% (Note 5).
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
44

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended		Year Ended		Period
	6/30/2026		December 31,		Ended
	(Unaudited)		2025	2024	12/31/2023*
Net Asset Value, beginning of period	$51.54		$51.88	$49.89	$46.83

Operations:
Net Investment Income(a)	0.07		0.19	0.22	0.06
Net Realized and Unrealized Gains on Investments	5.29		1.86	4.67	4.79
Total Operations	$5.36		$2.05	$4.89	$4.85

Distributions:
Net Investment Income	—		(0.17)	(0.19)	(0.27)
Net Realized Capital Gains	—		(2.22)	(2.71)	(1.52)
Total Distributions	$—		$(2.39)	$(2.90)	$(1.79)

Net Asset Value, end of period	$56.90		$51.54	$51.88	$49.89

Total Return(b)	10.40	%(c)	3.88%	9.77%	10.35	%(c)

Net Assets, end of period (millions)	$18.41		$17.88	$18.74	$20.24

Ratios/supplemental data(d)
Ratio of expenses to average net assets	1.15	%(e)	1.15%	1.15%	1.15	%(e)
Ratio of Net Investment Income to average net assets	0.25	%(e)	0.36%	0.40%	0.44	%(e)
Portfolio turnover rate(f)	14.41	%(c)	29.15%	20.74%	22.66%

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
45

FINANCIAL HIGHLIGHTS	ENHANCED RETURN FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$17.05		$17.19	$15.08	$12.35	$17.41	$19.12

Operations:
Net Investment Income	0.34		0.68	0.54	0.30	0.14	0.16
Net Realized and Unrealized Gains (Losses) on Investments and Futures	1.10		2.45	2.82	2.75	(4.25)	4.92
Total Operations	$1.44		$3.13	$3.36	$3.05	$(4.11)	$5.08

Distributions:
Net Investment Income	(0.35)		(0.69)	(0.56)	(0.32)	(0.17)	(0.18)
Net Realized Capital Gains	—		(2.58)	(0.69)	—	(0.78)	(6.61)
Total Distributions	$(0.35)		$(3.27)	$(1.25)	$(0.32)	$(0.95)	$(6.79)

Net Asset Value, end of period	$18.14		$17.05	$17.19	$15.08	$12.35	$17.41

Total Return(a)	8.62	%(b)	18.42%	22.37%	24.91%	(23.56%)	26.51%

Net Assets, end of period (millions)	$316.35		$306.16	$290.13	$251.52	$206.48	$322.89

Ratios/supplemental data
Ratio of expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to average net assets	3.90	%(c)	3.74%	3.19%	2.18%	0.96%	0.65%
Portfolio turnover rate	12.37	%(b)	58.65%	46.25%	36.66%	42.99%	40.89%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.
46

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.68		$14.15	$14.50	$14.17	$16.80	$17.45

Operations:
Net Investment Income	0.28	(a)	0.56 (a)	0.52 (a)	0.44 (a)	0.32	0.26
Net Realized and Unrealized Gains (Losses) on Investments	(0.19)		0.54	(0.35)	0.31	(2.61)	(0.62)
Total Operations	$0.09		$1.10	$0.17	$0.75	$(2.29)	$(0.36)

Distributions:
Net Investment Income	(0.29)		(0.57)	(0.52)	(0.42)	(0.34)	(0.29)

Net Asset Value, end of period	$14.48		$14.68	$14.15	$14.50	$14.17	$16.80

Total Return(b)	0.59	%(c)	7.86%	1.21%	5.43%	(13.70%)	(2.04%)

Net Assets, end of period (millions)	$1,791.04		$1,862.60	$1,740.61	$1,572.04	$569.86	$640.68

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.84	%(f)	3.80%	3.55%	3.08%	2.04%	1.46%
Ratio of Net Investment Income to average net assets after Waiver	3.89	%(f)	3.85%	3.60%	3.13%	2.09%	1.51%
Portfolio turnover rate(g)	27.22	%(c)	13.24%	47.17%	31.63%	33.21%	42.67%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2027 (Note 5).
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
47

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.91		$14.36	$14.73	$14.39	$17.06	$17.61

Operations:
Net Investment Income	0.28	(a)	0.54 (a)	0.51 (a)	0.42 (a)	0.32	0.33
Net Realized and Unrealized Gains (Losses) on Investments	(0.21)		0.56	(0.37)	0.33	(2.66)	(0.71)
Total Operations	$0.07		$1.10	$0.14	$0.75	$(2.34)	$(0.38)

Distributions:
Net Investment Income	(0.28)		(0.55)	(0.51)	(0.41)	(0.33)	(0.17)

Net Asset Value, end of period	$14.70		$14.91	$14.36	$14.73	$14.39	$17.06

Total Return(b)	0.45	%(c)	7.79%	0.97%	5.29%	(13.81%)	(2.15%)

Net Assets, end of period (millions)	$11.95		$11.46	$10.40	$6.29	$3.02	$4.22

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.55	%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.59	%(f)	3.55%	3.31%	2.79%	1.76%	1.19%
Ratio of Net Investment Income to average net assets after Waiver	3.74	%(f)	3.70%	3.46%	2.89%	1.91%	1.34%
Portfolio turnover rate(g)	27.22	%(c)	13.24%	47.17%	31.63%	33.21%	42.67%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2027 (Note 5).
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
48

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended				Period
	6/30/2026		Year Ended December 31,		Ended
	(Unaudited)		2025	2024	12/31/2023*
Net Asset Value, beginning of period	$14.66		$14.13	$14.50	$13.90

Operations:
Net Investment Income(a)	0.26		0.52	0.48	0.13
Net Realized and Unrealized Gains (Losses) on Investments	(0.19)		0.55	(0.35)	0.61
Total Operations	$0.07		$1.07	$0.13	$0.74

Distributions:
Net Investment Income	(0.27)		(0.54)	(0.50)	(0.14)

Net Asset Value, end of period	$14.46		$14.66	$14.13	$14.50

Total Return(b)	0.48	%(c)	7.66%	0.88%	5.35	%(c)

Net Assets, end of period (millions)	$26.21		$28.25	$32.56	$39.70

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.55	%(f)	0.55%	0.55%	0.55	%(f)
Ratio of expenses to average net assets after Waiver	0.50	%(f)	0.50%	0.50%	0.50	%(f)
Ratio of Net Investment Income to average net assets before Waiver	3.59	%(f)	3.55%	3.30%	3.10	%(f)
Ratio of Net Investment Income to average net assets after Waiver	3.64	%(f)	3.60%	3.35%	3.15	%(f)
Portfolio turnover rate(g)	27.22	%(c)	13.24%	47.17%	31.63%

*	Fund began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2027 (Note 5).
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
49

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$14.92		$14.47	$14.59	$14.26	$16.03	$16.60

Operations:
Net Investment Income	0.29	(a)	0.59 (a)	0.53 (a)	0.41 (a)	0.30	0.25
Net Realized and Unrealized Gains (Losses) on Investments	(0.21)		0.46	(0.11)	0.34	(1.77)	(0.52)
Total Operations	$0.08		$1.05	$0.42	$0.75	$(1.47)	$(0.27)

Distributions:
Net Investment Income	(0.29)		(0.60)	(0.54)	(0.42)	(0.30)	(0.26)
Net Realized Capital Gains	—		—	—	—	—	(0.04)
Total Distributions	$(0.29)		$(0.60)	$(0.54)	$(0.42)	$(0.30)	$(0.30)

Net Asset Value, end of period	$14.71		$14.92	$14.47	$14.59	$14.26	$16.03

Total Return(b)	0.54	%(c)	7.39%	2.93%	5.38%	(9.18%)	(1.66%)

Net Assets, end of period (millions)	$371.32		$277.31	$297.57	$248.12	$233.65	$254.72

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.95	%(f)	3.95%	3.60%	2.85%	1.93%	1.45%
Ratio of Net Investment Income to average net assets after Waiver	4.00	%(f)	4.00%	3.65%	2.90%	1.98%	1.50%
Portfolio turnover rate(g)	18.51	%(c)	44.89%	54.63%	46.33%	46.94%	32.34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2027 (Note 5).
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
50

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$15.24		$14.78	$14.89	$14.55	$16.37	$16.84

Operations:
Net Investment Income	0.29	(a)	0.58 (a)	0.52 (a)	0.40 (a)	0.27	0.22
Net Realized and Unrealized Gains (Losses) on Investments	(0.22)		0.47	(0.10)	0.34	(1.80)	(0.53)
Total Operations	$0.07		$1.05	$0.42	$0.74	$(1.53)	$(0.31)

Distributions:
Net Investment Income	(0.28)		(0.59)	(0.53)	(0.40)	(0.29)	(0.12)
Net Realized Capital Gains	—		—	—	—	—	(0.04)
Total Distributions	$(0.28)		$(0.59)	$(0.53)	$(0.40)	$(0.29)	$(0.16)

Net Asset Value, end of period	$15.03		$15.24	$14.78	$14.89	$14.55	$16.37

Total Return(b)	0.46	%(c)	7.19%	2.84%	5.20%	(9.32%)	(1.83%)

Net Assets, end of period (millions)	$0.125		$0.079	$0.007	$0.007	$0.007	$0.007

Ratios/supplemental data(d)(e)
Ratio of expenses to average net assets before Waiver	0.55	%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.71	%(f)	3.69%	3.34%	2.59%	1.66%	1.20%
Ratio of Net Investment Income to average net assets after Waiver	3.86	%(f)	3.84%	3.49%	2.74%	1.81%	1.35%
Portfolio turnover rate(g)	18.51	%(c)	44.89%	54.63%	46.33%	46.94%	32.34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2027 (Note 5).
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
51

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$15.11		$14.84	$14.69	$14.32	$15.15	$15.44

Operations:
Net Investment Income	0.30	(a)	0.57 (a)	0.47 (a)	0.29 (a)	0.14	0.13
Net Realized and Unrealized Gains (Losses) on Investments	(0.17)		0.29	0.15	0.39	(0.79)	(0.27)
Total Operations	$0.13		$0.86	$0.62	$0.68	$(0.65)	$(0.14)

Distributions:
Net Investment Income	(0.31)		(0.59)	(0.47)	(0.31)	(0.18)	(0.15)

Net Asset Value, end of period	$14.93		$15.11	$14.84	$14.69	$14.32	$15.15

Total Return(b)	0.83	%(c)	5.91%	4.30%	4.78%	(4.29%)	(0.91%)

Net Assets, end of period (millions)	$149.27		$162.91	$247.85	$201.45	$229.47	$347.32

Ratios/supplemental data(d)
Ratio of expenses to average net assets before Waiver	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.95	%(e)	3.74%	3.11%	1.94%	1.00%	0.76%
Ratio of Net Investment Income to average net assets after Waiver	4.00	%(e)	3.79%	3.16%	1.99%	1.05%	0.81%
Portfolio turnover rate(f)	23.25	%(c)	35.87%	40.49%	36.84%	21.53%	58.31%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2027 (Note 5).
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
52

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$15.29		$15.02	$14.87	$14.49	$15.33	$15.63

Operations:
Net Investment Income	0.29	(a)	0.56 (a)	0.45 (a)	0.27 (a)	0.14	0.10
Net Realized and Unrealized Gains (Losses) on Investments	(0.16)		0.29	0.16	0.40	(0.82)	(0.27)
Total Operations	$0.13		$0.85	$0.61	$0.67	$(0.68)	$(0.17)

Distributions:
Net Investment Income	(0.30)		(0.58)	(0.46)	(0.29)	(0.16)	(0.13)

Net Asset Value, end of period	$15.12		$15.29	$15.02	$14.87	$14.49	$15.33

Total Return(b)	0.83	%(c)	5.72%	4.13%	4.68%	(4.47%)	(1.09%)

Net Assets, end of period (millions)	$0.073		$0.044	$0.008	$0.007	$0.007	$0.007

Ratios/supplemental data(d)
Ratio of expenses to average net assets before Waiver	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.69	%(e)	3.52%	2.82%	1.70%	0.75%	0.51%
Ratio of Net Investment Income to average net assets after Waiver	3.84	%(e)	3.67%	2.97%	1.85%	0.90%	0.66%
Portfolio turnover rate(f)	23.25	%(c)	35.87%	40.49%	36.84%	21.53%	58.31%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2027 (Note 5).
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.
53

FINANCIAL HIGHLIGHTS	CORE PLUS BOND FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended						Period
	6/30/2026		Year Ended December 31,				Ended
	(Unaudited)		2025	2024	2023	2022	12/31/2021*
Net Asset Value, beginning of period	$13.01		$12.57	$12.96	$12.66	$15.04	$15.00

Operations:
Net Investment Income	0.28		0.55	0.53	0.41	0.29	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures	(0.21)		0.45	(0.39)	0.31	(2.34)	0.04
Total Operations	$0.07		$1.00	$0.14	$0.72	$(2.05)	$0.07

Distributions:
Net Investment Income	(0.28)		(0.56)	(0.53)	(0.42)	(0.33)	(0.03)

Net Asset Value, end of period	$12.80		$13.01	$12.57	$12.96	$12.66	$15.04

Total Return(a)	0.53	%(b)	8.07%	1.13%	5.81%	(13.71%)	0.44	%(b)

Net Assets, end of period (millions)	$51.94		$52.44	$43.12	$22.60	$14.36	$16.42

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.45	%(d)	0.45%	0.65%	1.34%	1.14%	0.55	%(d)
Ratio of expenses to average net assets after Waiver	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45	%(d)
Ratio of Net Investment Income to average net assets before Waiver	0.60	%(d)	4.32%	4.02%	2.41%	1.43%	1.55	%(d)
Ratio of Net Investment Income to average net assets after Waiver	0.60	%(d)	4.32%	4.22%	3.30%	2.12%	1.65	%(d)
Portfolio turnover rate	27.54	%(b)	27.91%	50.28%	45.24%	42.09%	69.02	%(b)

*	Fund began operations on November 17,2021.
(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not annualized.
(c)	The Adviser waived a portion of the 0.45% management fee to sustain a net fee of 0.45% during the years ended December 31, 2024 and prior (Note 5).
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.
54

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout each Period:

	Six Months Ended
	6/30/2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023		2022	2021
Net Asset Value, beginning of period	$16.20		$16.18	$16.60	$16.15		$17.98	$18.28

Operations:
Net Investment Income	0.30		0.56	0.53	0.46		0.37	0.32
Net Realized and Unrealized Gains (Losses) on Investments	0.10		0.03	(0.42)	0.45		(1.83)	(0.27)
Total Operations	$0.40		$0.59	$0.11	$0.91		$(1.46)	$0.05

Distributions:
Net Investment Income	(0.30)		(0.57)	(0.53)	(0.46)		(0.37)	(0.32)
Net Realized Capital Gains	—		—	—	—		—	(0.03)
Return of Capital	—		—	—	—		—	(0.00	)(a)
Total Distributions	$(0.30)		$(0.57)	$(0.53)	$(0.46)		$(0.37)	$(0.35)

Net Asset Value, end of period	$16.30		$16.20	$16.18	$16.60		$16.15	$17.98

Total Return(b)	2.51	%(c)	3.71%	0.69%	5.76%		(8.10%)	0.30%

Net Assets, end of period (millions)	$189.14		$180.91	$169.40	$174.54		$190.50	$274.98

Ratios/supplemental data(d)
Ratio of expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.56	%(f)	0.65%	0.65%
Ratio of Net Investment Income to average net assets	3.75	%(e)	3.52%	3.21%	2.78%		2.14%	1.78%
Portfolio turnover rate	27.23	%(c)	36.07%	26.39%	17.28%		21.30%	9.11%

(a)	Amount rounds to less than $0.005 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Annualized.
(f)	Effective September 15, 2023, the Management Fee was reduced from 0.65% to 0.30% (Note 5)

The accompanying notes are an integral part of these financial statements.
55

JOHNSON MUTUAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

1)	Organization:

The Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson Enhanced Return Fund, Johnson Core Plus Bond Fund, Johnson Municipal Income Fund (each individually a “Fund” and collectively the “Funds”), Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund (the “Bond Funds”) are each a diversified series of the Johnson Mutual Funds Trust (the “Trust”), and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The Opportunity Fund and Municipal Income Fund began offering their shares publicly on May 16, 1994. The Bond Funds began offering their shares publicly on August 31, 2000. The Equity Income Fund and Enhanced Return Fund began offering their shares publicly on December 30, 2005. The Johnson Core Plus Bond Fund began offering shares publicly on November 17, 2021. All the Funds are managed by Johnson Investment Counsel, Inc. (the “Adviser”).

The Equity Income Fund and Opportunity Fund both have an additional share class, Class S shares. Each class of shares for each Fund has identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class of shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The Bond Funds also have an additional share class, Class F shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. Class F shares have a maximum distribution (12b-1) fee of 0.25%, currently waived by the Adviser to 0.15% (see Note 5). The Institutional Core Bond Fund also has an additional share class, Class S shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The investment objective of the Equity Income Fund is above average dividend income and long-term capital growth. The investment objective of the Opportunity Fund is long-term capital growth. The investment objective of the Johnson Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle. The investment objective of the Bond Funds is a high level of income over the long term consistent with preservation of capital. The investment objective of the Johnson Core Plus Bond Fund is to maximize total return over the long term consistent with the preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long-term consistent with preservation of capital.

2)	Summary of Significant Accounting Policies:

BASIS OF ACCOUNTING:

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

SEGMENT REPORTING:

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting Topic 280 - “Improvements to Reportable Segment Disclosures” as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the management team of the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

FINANCIAL FUTURES CONTRACTS:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gains (losses) on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gains on futures contracts, as of June 30, 2026, were $1,352,950. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains (losses) on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations. As of June 30, 2026, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for futures contracts, with a value of $25,129,256. The net variation margin receivable on futures contracts as of June 30, 2026 was $2,011,200.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns (interest rate risk). These derivative transactions may include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Gains on futures contracts, as of June 30, 2026, were $53,534. As of June 30, 2026, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for futures contracts, with a value of $248,062. The net variation margin payable on these futures contracts as of June 30, 2026 was $22,938.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

OFFSETTING ASSETS AND LIABILITIES:

The Enhanced Return Fund and the Core Plus Bond Fund have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. As of June 30, 2026, the Enhanced Return Fund and Core Plus Bond Fund have one and three positions, respectively, and the variation margin applicable to each of those positions is presented in the Statement of Assets and Liabilities.

The following table presents the Enhanced Return Fund and Core Plus Bond Fund’s liability derivatives available for offset under a master netting agreement, net of collateral pledged as of June 30, 2026.

Enhanced Return Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$2,011,200	$—	$2,011,200	$(2,011,200)	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

Core Plus Bond Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(22,938)	$—	$(22,938)	$22,938	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT SECURITIES:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Gains and losses on sales of investments are calculated using the specific identification method, mainly using high-cost lots. Discounts and premiums on securities purchased are amortized over the lives or to the earliest call date of the respective securities in accordance with GAAP. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION:

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

FEDERAL INCOME TAX:

The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended December 31 for the Opportunity Fund, Bond Funds, and Municipal Income Fund, and October 31 for the Equity Income Fund, Enhanced Return Fund and Core Plus Bond Fund) plus undistributed amounts from prior years.

The following information is computed for each item as of December 31, 2025:

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund	Core Bond Fund
Cost of Portfolio Investments	$460,782,018	$142,054,656	$304,663,768	$1,909,568,734
Gross unrealized appreciation	258,230,572	39,594,871	3,793,451	23,851,510
Gross unrealized depreciation	(9,712,896)	(7,553,044)	(2,307,878)	(46,395,294)
Net Unrealized appreciation (depreciation)	248,517,676	32,041,827	1,485,573	(22,543,784)
Undistributed ordinary income	1,166,209	6,023	—	14,544
Undistributed long-term gains	9,928,965	117,087	—	—
Accumulated capital and other losses	—	—	(1,494,122)	(157,350,228)
Distributable earnings (accumulated deficit)	$259,612,850	$32,164,937	$(8,549)	$(179,879,468)

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

	Intermediate Bond Fund	Short Duration Bond Fund	Core Plus Bond Fund	Municipal Income Fund
Cost of Portfolio Investments	$271,818,296	$163,816,561	$51,602,667	$184,548,738
Gross unrealized appreciation	4,656,616	1,838,129	1,194,099	1,033,320
Gross unrealized depreciation	(1,632,931)	(1,542,472)	(828,751)	(6,767,609)
Net unrealized depreciation	3,023,685	295,657	365,348	(5,734,289)
Undistributed ordinary income	1,492	—	—	—
Accumulated capital and other losses	(20,328,731)	(7,188,215)	(1,572,032)	(12,651,195)
Accumulated deficit	$(17,303,554)	$(6,892,558)	$(1,206,684)	$(18,385,484)

As of December 31, 2025, the following Funds had capital loss carryovers which will reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers which may be carried forward for an indefinite period are as follows:

	Long-term	Short-term	Total
Core Bond Fund	$112,460,957	$44,889,271	$157,350,228
Intermediate Bond Fund	16,624,530	3,704,201	20,328,731
Short Duration Bond Fund	5,058,467	2,129,748	7,188,215
Core Plus Bond Fund	1,052,809	519,223	1,572,032
Municipal Income Fund	12,372,810	278,385	12,651,195

The following information is computed as of June 30, 2026:

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund	Core Bond Fund
Cost of Portfolio Investments	$455,159,661	$128,657,566	$313,524,698	$1,855,589,722
Gross unrealized appreciation	246,453,347	47,089,841	1,269,090	8,590,250
Gross unrealized depreciation	(23,680,991)	(12,383,061)	(3,084,314)	(50,199,696)
Net unrealized appreciation (depreciation)	$222,772,356	$34,706,780	$(1,815,224)	$(41,609,446)

	Intermediate Bond Fund	Short Duration Bond Fund	Core Plus Bond Fund	Municipal Income Fund
Cost of Portfolio Investments	$370,914,474	$149,536,791	$51,945,200	$190,871,639
Gross unrealized appreciation	1,458,515	465,909	486,081	1,300,962
Gross unrealized depreciation	(3,829,353)	(2,079,087)	(1,010,867)	(5,016,693)
Net unrealized appreciation (depreciation)	$(2,370,838)	$(1,613,178)	$(524,786)	$(3,715,731)

The difference between the federal income tax cost and the financial statement cost of Funds’ investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. The timing differences are temporary in nature and are due to the tax deferral of losses on amortization of bonds, trust preferred securities, mark to market on futures contracts and wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities. The Funds are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

2)	Summary of Significant Accounting Policies, continued

tax benefits or expenses will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties and no federal, state or local income taxes or any material income taxes in foreign jurisdictions were paid by the Funds.

ALLOCATIONS BETWEEN CLASSES:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a monthly basis for the Bond Funds and Core Plus Fund, and on a calendar quarter basis for the Enhanced Return Fund and Municipal Income Fund. The Equity Income and Opportunity Funds intend to distribute net investment income, if any, at least once a year. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

The tax character of the distributions paid for the periods ended June 30, 2026 and December 31, 2025 are as follows:

		Ordinary Income*	Tax Exempt Income	Net Realized Long-Term Capital Gain	Total Taxable Distributions Paid	Total Distributions Paid
Equity Income Fund	12/31/2025	$6,833,202	—	$22,265,416	$29,098,618	$29,098,618
	6/30/2026	—	—	—	—	—
Opportunity Fund	12/31/2025	951,272	—	7,288,500	8,239,772	8,239,772
	6/30/2026	—	—	—	—	—
Enhanced Return Fund	12/31/2025	27,359,311	—	23,643,323	51,002,634	51,002,634
	6/30/2026	6,056,747	—	—	6,056,747	6,056,747
Core Bond Fund	12/31/2025	71,418,275	—	—	71,418,275	71,418,275
	6/30/2026	36,666,486	—	—	36,666,486	36,666,486
Intermediate Bond Fund	12/31/2025	11,111,875	—	—	11,111,875	11,111,875
	6/30/2026	6,373,386	—	—	6,373,386	6,373,386
Short Duration Bond Fund	12/31/2025	7,739,138	—	—	7,739,138	7,739,138
	6/30/2026	3,298,069	—	—	3,298,069	3,298,069
Core Plus Bond Fund	12/31/2025	2,167,921	—	—	2,167,921	2,167,921
	6/30/2026	1,168,614	—	—	1,168,614	1,168,614
Municipal Income Fund	12/31/2025	91,265	6,157,503	—	6,248,768	6,248,768
	6/30/2026	3,515,588		—	3,515,588	3,515,588

*	Short-Term Capital Gains were combined with Ordinary Income, as they are taxed at the Ordinary Income tax rate.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

3)	Security Valuation and Transactions:

The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Board has assigned the Adviser as their Valuation Designee to consider all appropriate factors relevant to the value of securities, in accordance with the Trust’s valuation policies and fair value determinations. Fixed income securities typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. When adjustments

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

3)	Security Valuation and Transactions, continued

to observable prices are applied or when the market is considered inactive, securities will be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. Corporate bonds are generally valued at prices obtained from pricing vendors. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations for similar securities (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they will be categorized in Level 3.

U.S. Government Securities. U.S. government securities are generally valued at prices obtained from pricing vendors. U.S. government securities, including U.S. Treasury Obligations, are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy.

U.S. Agency Securities. U.S. agency securities are generally valued at prices obtained from pricing vendors. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Municipal Bonds. Municipal bonds are generally valued at prices obtained from pricing vendors. Municipal Bonds are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 2 of the fair value hierarchy.

Preferred Stocks. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds (notated throughout these financial statements as cash equivalents), are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:

Equity Income Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$677,084,523	$—	$—	$677,084,523
Money Market Funds	847,494	—	—	847,494
Total	$677,932,017	$—	$—	$677,932,017

Opportunity Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$163,117,985	$—	$—	$163,117,985
Money Market Funds	246,361	—	—	246,361
Total	$163,364,346	$—	$—	$163,364,346

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

3)	Security Valuation and Transactions, continued

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$187,982,567	$—	$187,982,567
Collateralized Mortgage Obligations	—	59,553,917	—	59,553,917
Municipal Bonds	—	5,884,726	—	5,884,726
U.S. Government & Agencies	—	2,012,948	—	2,012,948
U.S. Treasury Obligations	—	50,603,990	—	50,603,990
Money Market Funds	5,671,326	—	—	5,671,326
Sub-total	$5,671,326	$306,038,148	$—	$311,709,474
Other Financial Instruments**	1,352,950	—	—	1,352,950
Total	$7,024,276	$306,038,148	$—	$313,062,424

Institutional Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$901,712,466	$—	$901,712,466
Collateralized Mortgage Obligations	—	455,424,875	—	455,424,875
Municipal Bonds	—	14,957,264	—	14,957,264
U.S. Treasury Obligations	—	431,896,640	—	431,896,640
Preferred Stocks	9,134,393	—	—	9,134,393
Money Market Funds	854,638	—	—	854,638
Total	$9,989,031	$1,803,991,245	$—	$1,813,980,276

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$172,835,132	$—	$172,835,132
Collateralized Mortgage Obligations	—	26,334,818	—	26,334,818
Municipal Bonds	—	3,187,383	—	3,187,383
U.S. Government & Agencies	—	8,150,523	—	8,150,523
U.S. Treasury Obligations	—	153,665,072	—	153,665,072
Preferred Stocks	1,542,766	—	—	1,542,766
Money Market Funds	2,827,942	—	—	2,827,942
Total	$4,370,708	$364,172,928	$—	$368,543,636

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$90,859,616	$—	$90,859,616
Collateralized Mortgage Obligations	—	33,089,587	—	33,089,587
Municipal Bonds	—	5,484,325	—	5,484,325
U.S. Treasury Obligations	—	18,116,040	—	18,116,040
Money Market Funds	374,045	—	—	374,045
Total	$374,045	$147,549,568	$—	$147,923,613

Core Plus Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$33,566,259	$—	$33,566,259
Collateralized Mortgage Obligations	—	12,603,847	—	12,603,847
U.S. Treasury Obligations	—	5,038,181	—	5,038,181
Preferred Stocks	167,440	—	—	167,440
Money Market Funds	44,687	—	—	44,687
Sub-total	$212,127	$51,208,287	$—	$51,420,414
Other Financial Instruments**	53,534	—	—	53,534
Total	$265,661	$51,208,287	$—	$51,473,948

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

3)	Security Valuation and Transactions, continued

Municipal Income Fund	Level 1	Level 2	Level 3	Totals
Municipal Bonds*	$—	$186,487,480	$—	$186,487,480
Money Market Funds	668,428	—	—	668,428
Total	$668,428	$186,487,480	$—	$187,155,908

*	See Portfolio of Investments for industry classifications
**	Other financial instruments are futures contracts reflected separately in the Portfolio of Investments, and are reflected at the net unrealized appreciation on futures contracts

The Funds did not hold any Level 3 securities during the period.

4)	Portfolio Risks:

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees:

The Funds incurred management fees for the six months ended June 30, 2026, as indicated below:

Fund	Fee	Management Fee	Payable as of June 30, 2026
Equity Income Fund	0.75%	$2,631,357	$420,163
Opportunity Fund	0.90%	759,241	118,162
Enhanced Return Fund	0.35%	536,970	91,456
Core Bond Fund	0.30%	2,794,649	377,562
Intermediate Bond Fund	0.30%	473,363	74,840
Short Duration Bond Fund	0.30%	243,181	33,068
Core Plus Bond Fund	0.45%	120,967	19,888
Municipal Income Fund	0.30%	281,207	46,904

The Short Duration, Intermediate and Core Bond Funds F share classes also incur 12b-1 fees at the annual rate of 0.25% (before the contractual waiver described below) of the Fund’s average daily net assets, which is accrued daily and paid monthly.

The Adviser has agreed to waive a part of the management fee for the Short Duration, Intermediate and Core Bond Funds from a maximum of 0.30% to an effective fee ratio of 0.25%, unchanged from the prior period. In addition, the Adviser has agreed to waive a part of the 12b-1 fee from a maximum of 0.25% to an effective annual rate of 0.15%. The Adviser has the right to remove this fee waiver any time after April 30, 2027. These waivers are not subject to recoupment.

The Equity Income, Opportunity and Core Bond Funds S Shares classes also incur shareholder servicing fees at the annual rate of 0.25% of each Fund’s average daily net assets, attributable to the Class, which is accrued daily.

6)	Related Party Transactions:

All officers and one Trustee of the Trust are employees of the Adviser. Total compensation for the Independent Trustees as a group was $125,000 for the six months ended June 30, 2026, which was paid by the Adviser, and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson Enhanced Return Fund, Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

6)	Related Party Transactions, continued

Short Duration Bond Fund, Johnson Core Plus Bond Fund, and Johnson Municipal Income Fund. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2026, no account holders of record owned 25% or more of the outstanding shares of each Fund.

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting services, administration services, and transfer agency services to the Funds. All services are paid for by the Adviser.

7)	Purchases and Sales of Securities:

For the six months ended June 30, 2026, purchases and sales of investment securities aggregated:

	Investment Securities Other Than Short-Term Investments and U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Equity Income Fund	$111,033,117	$152,111,778	$—	$—
Opportunity Fund	24,398,837	50,550,337	—	—
Enhanced Return Fund	57,071,848	47,171,262	35,546,099	25,011,325
Core Bond Fund	215,927,448	250,926,269	337,059,908	255,480,974
Intermediate Bond Fund	74,225,659	37,196,237	78,909,739	21,124,819
Short Duration Bond Fund	28,518,461	39,242,142	8,536,921	13,110,731
Core Plus Bond Fund	9,301,039	7,616,482	5,469,639	7,087,318
Municipal Income Fund	57,988,019	50,372,509	—	—

8)	Borrowings:

The Equity Income Fund, Opportunity Fund, Enhanced Return Fund, Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Core Plus Bond Fund, and Municipal Income Fund each has an unsecured line of credit through April 27, 2027 with U.S. Bank National Association, up to 33.3% of its net assets, with a total maximum borrowing limit of $60,000,000 for the Trust.

Borrowings under the agreement bear interest at the Prime lending rate which was 6.75% as of June 30, 2026. During the six months ended June 30, 2026, the Equity Income Fund borrowed from the line for three (3) calendar days with the average debt outstanding and interest rate of $761,667 and 6.75%, respectively, during the days with borrowings and incurred $428 of interest expense and fees. During the six months ended June 30, 2026, the Opportunity Fund borrowed from the line for nineteen (19) calendar days with the average debt outstanding and interest rate of $552,368 and 6.75%, respectively, during the days with borrowings and incurred $1,827 of interest expense and fees. During the six months ended June 30, 2026, the Short Duration Bond Fund borrowed from the line for one (1) calendar day with the average debt outstanding and interest rate of $5,000 and 6.75%, respectively, during the days with borrowings and incurred $1 of interest expense and fees. There were no borrowings for any of the other Funds at any time during the period.

9)	Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO THE FINANCIAL STATEMENTS	JUNE 30, 2026 (UNAUDITED)

10)	Contingencies and Commitments:

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11)	Indemnification:

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

12)	Sector Risk:

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2026, the Equity Income Fund had 27.3% of the value of its net assets invested in stocks within the Technology sector.

13)	Subsequent Events:

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements except for the following:

	Record Date	Ex-Date	Per Share Ordinary Income
Core Bond Fund
Class I	7/29/2026	7/30/2026	$0.0510
Class F	7/29/2026	7/30/2026	$0.0490
Class S	7/29/2026	7/30/2026	$0.0480
Intermediate Bond Fund
Class I	7/29/2026	7/30/2026	$0.0500
Class F	7/29/2026	7/30/2026	$0.0490
Short Duration Bond Fund
Class I	7/29/2026	7/30/2026	$0.0500
Class F	7/29/2026	7/30/2026	$0.0490
Core Plus Bond Fund	7/29/2026	7/30/2026	$0.0480

ADDITIONAL INFORMATION	JUNE 30, 2026 (UNAUDITED)

CHANGES IN AND/OR DISAGREEMENTS WITH ACCOUNTANTS:

There were no changes in and/or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE:

Not applicable.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended December 31 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; or (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS:

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT:

The Trustees, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), considered the renewal of the Management Agreements between the Trust and the Adviser. The Trustees were assisted by experienced independent legal counsel throughout the contract review process. The Independent Trustees discussed the proposed continuance in executive session with such counsel at which no representatives of the Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreements and the weight to be given to each such factor. Among other factors, the Trustees considered (i) the investment performance of each Fund and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser; (iii) the cost of services provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; and (iv) economies of scale. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Additionally, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Management Agreements.

The Trustees evaluated the Adviser’s responses and information prepared by the Adviser in the board materials, noting the Adviser’s financial resources, its personnel and operations, advisory, administrative, and compliance services provided by the Adviser to the Funds, and the overall compensation received for management services. The Board considered and discussed each Fund’s performance for various periods, the profitability of the Adviser with respect to each of the Funds and economies of scale.

With respect to the nature, extent and quality of services provided by the Adviser, the Trustees reviewed the information describing the Adviser’s business and personnel and discussed the Adviser’s extensive experience and resources. The Board noted that the Adviser has been providing services to the Trust since 1992. The Trustees and representatives of the Adviser noted the continuance of their cooperative working relationship on Fund matters. The Board reviewed the individuals who serve as portfolio managers for the Funds and indicated that they continued to be satisfied with the portfolio management being provided to the Funds. The Trustees then discussed the Adviser’s and Trust’s compliance programs with the Trust’s chief compliance officer. A representative of the Adviser discussed the Adviser’s financial status and reviewed the Adviser’s resources in providing services to the Funds. The Trustees, including the Independent Trustees, concluded that the nature and extent of services provided by the Adviser was satisfactory, and that the overall quality of services was excellent. The Trustees also concluded that the Adviser had the appropriate level of resources to continue to provide quality advisory services to the Funds.

ADDITIONAL INFORMATION	JUNE 30, 2026 (UNAUDITED)

Next, the Trustees discussed the performance information provided by the Adviser for each of the Funds. The Trustees considered performance data showing each Fund’s performance for various periods ending March 31, 2026, and year-to-date as compared to each Fund’s benchmark index. The Board noted the Adviser’s expectations as to each Fund’s risk/return profile.

The Trustees considered and discussed the performance of the Equity Income, Opportunity, and Municipal Income Funds. The Trustees noted that the Equity Income Fund had trailed the S&P 500 Index for the 1-year period and was trailing the Index for the 3 and 5-year periods. With respect to the Opportunity Fund, the Trustees noted that the Fund underperformed the Russell 2500 Total Return Index for the 1-year and 3-year periods but outperformed for the 5-year period. The Trustees then discussed the Municipal Income Fund’s returns, noting that the Fund underperformed the Bloomberg Municipal Bond Index for the 1-year, 3-year and 5-year periods. After discussion, the Trustees indicated that it was their consensus that these Funds continued to have reasonable performance given their respective investment objectives, risks and strategies.

The Trustees considered the performance of each of the Short Duration, Intermediate Bond, Core Bond, Enhanced Return and Core Plus Bond Funds. They noted that the Short Duration Bond Fund outperformed its benchmark, the ICE BofA U.S. Corporate & Government 1-3 Year Index, for 1 and 3-year periods and was in line with the benchmark for the 5-year period. Next, the Trustees discussed the performance of the Intermediate Bond Fund, noting that it has outperformed the Bloomberg Intermediate Government/Credit Index for the 1-year and 3-year periods and was generally in line for the 5-year period. With respect to the Core Bond Fund, the Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the 1 period but was generally in line with the benchmark for the 3 and 5-year periods. The Trustees next evaluated the performance for the Enhanced Return Fund. The Board reviewed its performance, noting that the Enhanced Return Fund had underperformed the S&P 500 Index for the 1, 3 and 5-year periods. Finally, the Board reviewed the performance for the Core Plus Bond Fund, noting that it outperformed its benchmark, the Bloomberg Aggregate Bond index, for the 1-year and 3-year periods. After discussion, the Trustees indicated that it was their consensus that all five Funds continued to have reasonable performance given their respective investment objectives, risks and strategies.

As to the cost of the services provided and the profits realized by the Adviser from the relationship with the Funds, the Trustees reviewed the fees paid to the Adviser for the year ended December 31, 2025, by each of the Funds. As in past years, the Board and counsel discussed that the total expense ratio for each Fund was a more meaningful comparison than the actual advisory fee because the Management Agreements for the Funds have a unitary fee structure which requires the Adviser to pay substantially all of the operating expenses of each Fund and is compensated with a single fee (noting that most of the funds in the Peer Group comparisons do not share this structure). The expense ratios for Municipal Income Fund, Short Duration Bond Fund, Intermediate Bond Fund, Opportunity Fund, Core Bond Fund, Equity Income Fund, and Enhanced Return Fund were reviewed as a comparison to their Morningstar category. The Equity Income was described as above average, the Opportunity and Core Plus Bond Funds were described as average, and the Enhanced Return, Core Bond, Intermediate Bond, Short Duration, Core Plus Bond, and Municipal Income Funds were described as below average expenses for each Fund’s respective category. The Trustees noted the contractual fee waivers which were in effect during the period for the Short Duration Bond Fund, the Intermediate Bond Fund and the Core Bond Fund, as well as the overall fees paid to the Adviser by each Fund for the period. The Trustees also discussed the profitability of each of the Funds to the Adviser and the profitability of the Adviser with respect to the Funds in the aggregate. Representatives of the Adviser reported on the Adviser’s profitability on a fund-by-fund basis and discussed their methodologies in determining the profitability of the Adviser. The Trustees, including the Independent Trustees, concluded that the Management Fee payable by each Fund was reasonable and that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

The Trustees then considered economies of scale. The Trustees noted that they concluded that the Funds’ expense ratios were not unreasonable and that there were no excessive profits being derived from any of the Funds by the Adviser as a result of its management of each of the Funds. The Board further noted that they would continue to evaluate the Funds’ expense ratios with the Adviser. The Board also noted that the Adviser had agreed to extend its contractual fee waiver with respect to the Core Bond, Short Duration and Intermediate Bond Funds for another year. The Trustees and representatives from the Adviser again agreed to discuss the possibility of fee breakpoints in the future, depending on the asset level of a Fund. After a discussion, the Trustees agreed that they would continue to evaluate the potential for establishing breakpoints with the Adviser, but that no breakpoints are necessary at this time.

ADDITIONAL INFORMATION	JUNE 30, 2026 (UNAUDITED)

After a discussion, the Trustees concluded and agreed, including all Independent Trustees, that renewal of each Management Agreement was in the best interests of each Fund and its shareholders.

AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year at www.johnsonmutualfunds.com or on Form N-PORT. The Funds’ holdings are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) by visiting www.johnsoninv.com/mutualfunds; or (3) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

CODE OF ETHICS:

The Trust’s Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds

3777 West Fork Road

Cincinnati OH 45247

Trustees and Officers

Dale Coates	Independent Trustee, Chairman
Timothy E. Johnson	Interested Trustee
Jonathan Adams	Independent Trustee
James J. Berrens	Independent Trustee
Julie Murphy	Independent Trustee
Jeri B. Ricketts	Independent Trustee
Gregory Simpson	Independent Trustee

Jason Jackman	President
Alex J. Bey	Vice President
Scott J. Bischoff	Chief Compliance Officer
Jennifer J. Kelhoffer	Secretary/Treasurer/CFO

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian

US Bank
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under Item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)	Not applicable

(a)(4)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Principal Executive Officer

	Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Principal Executive Officer

	Date	September 3, 2026

By	/s/ Jennifer J. Kelhoffer
Jennifer J. Kelhoffer, Treasurer and Principal Financial Officer

	Date	September 3, 2026

*	Print the name and title of each signing officer under his or her signature.